As filed with the Securities and Exchange Commission on December 23, 2016

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549.

FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933   [X]

Pre-Effective Amendment No.   [   ]

Post-Effective Amendment No.   [   ]

Stadion Investment Trust
(Exact Name of Registrant as Specified in Charter)

1061 Cliff Dawson Road, Watkinsville, Georgia 30677
(Address of Principal Executive Offices) (Zip Code)

(513) 587-3400
(Registrant’s Telephone Number, including Area Code)

Sareena Khwaja-Dixon, Esq.
ALPS Fund Services, Inc.
1290 Broadway, Suite 1100
Denver, CO 80203
(Name and Address of Agent for Service)

With copy to:

Jeffrey T. Skinner, Esq.
Kilpatrick Townsend & Stockton LLP
1001 West Fourth Street
Winston-Salem, North Carolina 27101-2400

Title of securities being registered: Shares of a class of the Registrant

No filing fee is required because the Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended, pursuant to which it has previously registered an indefinite number of shares.

Approximate date of proposed public offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

It is proposed that this filing become effective on 30 days after filing date pursuant to Rule 488 under the Securities Act of 1933, as amended.

Stadion Investment Trust
1061 Cliff Dawson Road
Watkinsville, Georgia 30677

___________, 2016

Dear Shareholder:

Enclosed is a notice of a Special Meeting of Shareholders of the Stadion Managed Risk 100 Fund (the “Target Fund”), a series of the Stadion Investment Trust (the “Trust”). The Special Meeting of Shareholders of the Target Fund is scheduled to be held at the offices of ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203, on March 1, 2017 at 9:00 a.m. Mountain time (such meeting and any adjournments being referred to as the “Meeting”). At the Meeting, the shareholders of the Target Fund will be asked to approve the proposal described below.

The Board of Trustees (the “Board”) of the Trust, after careful consideration, has approved the reorganization (the “Reorganization”) of the Target Fund into the Stadion Tactical Defensive Fund (the “Survivor Fund”), which is also a series of the Trust. The Target Fund and the Survivor Fund are sometimes each referred to separately as a “Fund”, and together as the “Funds”. The attached Combined Prospectus/Proxy Statement contains information about the Survivor Fund and provides details about the terms and conditions of the Reorganization. You should review the Combined Prospectus/Proxy Statement carefully and retain it for future reference.

The Target Fund’s investment objective is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation. The Survivor Fund’s investment objective is to seek capital appreciation. The Target Fund’s investment strategy is an allocation strategy that utilizes its investment adviser’s proprietary analysis to determine when to maintain equity exposure or reduce exposure in favor of cash/cash equivalents. The Survivor Fund has two principal investment strategies, each of which is used for approximately half of the Survivor Fund’s portfolio. One of the Survivor Fund’s investment strategies (the Satellite Position) is substantially similar to the Target Fund’s investment strategy, using the same proprietary analysis to determine equity exposure. The Survivor Fund’s other investment strategy (the Core Position) is typically invested in invested in one or more broad-based equity or fixed-income investments. While there are differences between the Funds’ investment techniques and allocations at times, both Funds primarily invest in equity securities and select securities to buy and sell based on the investment process utilized by their common investment adviser, Stadion Money Management, LLC. Currently, the Funds are managed by the same portfolio managers.

The Board anticipates that the Reorganization will result in benefits to the shareholders of the Target Fund as discussed more fully in the Combined Prospectus/Proxy Statement. In this regard, the Board has concluded that the Reorganization is in the best interests of each Fund and its respective shareholders. In approving the Reorganization, the Board considered, among other things, the similarities between the Funds’ investment objectives and strategies, the expected lower expense ratio for the Survivor Fund following the Reorganization, and the terms and conditions of the Agreement and Plan of Reorganization and Termination (the “Plan of Reorganization”). The Board also considered that it is not anticipated that the Reorganization will have any tax consequences for shareholders.

The Plan of Reorganization provides that the Target Fund will transfer all of its assets and liabilities to the Survivor Fund. In exchange for the transfer of these assets and liabilities, the Survivor Fund will simultaneously issue shares to the Target Fund in an amount equal in value to the net asset value of the Target Fund’s shares as of the close of business on the business day preceding the foregoing transfers. These transfers are expected to occur on or about _________________, 2017 (the “Closing Date”). Immediately after the Reorganization, the Target Fund will make a liquidating distribution to its shareholders of the Survivor Fund shares received, so that a holder of shares in the Target Fund at the Closing Date of the Reorganization will receive a number of shares of the Survivor Fund with the same aggregate value as the shareholder had in the Target Fund immediately before the Reorganization. Shareholders who own Class A shares of the Target Fund will receive Class A shares of the Survivor Fund; shareholders who own Class C shares of the Target Fund will receive Class C shares of the Survivor Fund; and shareholders who own Class I shares of the Target Fund will receive Class I shares of the Survivor Fund.

2

Following the Reorganization, the Target Fund will cease operations as a separate series of the Trust. Shareholders of the Target Fund will not be assessed any sales charges, redemption fees or any other shareholder fee in connection with the Reorganization. In addition, we do not expect the Reorganization to cause the shareholders of the Target Fund to recognize any federally taxable gains or losses.

The Board of Trustees of the Fund recommends that you vote FOR the Reorganization.

Your vote is important no matter how many shares you own. The proxy documents explain the proposal in detail, and we encourage you to review the proxy documents.

You are cordially invited to attend the Meeting. Because it is important that your vote be represented whether or not you are able to attend, you are urged to consider these matters and to exercise your right to vote your shares by completing, dating, signing and returning the enclosed voting instruction card in the accompanying return envelope at your earliest convenience or by relaying your voting instructions via telephone or the Internet by following the enclosed instructions. Of course, we hope that you will be able to attend the Meeting, and if you wish, you may vote your shares in person, even if you may have already returned a voting instruction card or submitted your voting instructions via telephone or the Internet. At any time prior to the Meeting, you may revoke your voting instructions by providing the Trust with a properly executed written revocation of such voting instructions, properly executing later-dated voting instructions by a voting instruction card or appearing and voting in person at the Meeting. Please respond promptly in order to save additional costs of proxy solicitation and in order to make sure you are represented.

If you have questions, please contact the Funds at 1-866-383-7636.

Sincerely,

Judson P. Doherty, CFA
President and CEO

3

STADION INVESTMENT TRUST
Stadion Managed Risk 100 Fund

1061 Cliff Dawson Road
Watkinsville, Georgia 30677

NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
TO BE HELD March 1, 2017.

To the Shareholders of the Stadion Managed Risk 100 Fund:

NOTICE IS HEREBY GIVEN that a Special Meeting of Shareholders (the “Special Meeting”) of the Stadion Managed Risk 100 Fund (the “Target Fund”), a series of Stadion Investment Trust (the “Trust”), is to be held at 9:00 a.m. Mountain time on March 1, 2017, at the offices of ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203.

The Special Meeting is being held to consider an Agreement and Plan of Reorganization (the “Plan”) providing for the transfer of all of the assets of the Target Fund to the Stadion Tactical Defensive Fund (the “Survivor Fund”), a series of the Trust.

The transfer effectively would be an exchange of your shares of the Target Fund for shares of the Survivor Fund, which would be distributed pro rata by the Target Fund to holders of its shares in complete liquidation of the Target Fund, and the Survivor Fund’s assumption of the Target Fund’s liabilities.

Those present and the appointed proxies also will transact such other business, if any, as may properly come before the Special Meeting or any adjournments or postponements thereof. Holders of record of the shares of beneficial interest in the Target Fund as of the close of business on January 18, 2017, are entitled to vote at the Special Meeting or any adjournments or postponements thereof.

If the necessary quorum to transact business is not present at the Special Meeting, or if a quorum is obtained but sufficient votes required to approve the Plan are not obtained, the persons named as proxies on the enclosed proxy card may propose one or more adjournments of the Special Meeting to permit, in accordance with applicable law, further solicitation of proxies with respect to the proposal. Whether or not a quorum is present, any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the shares represented at that meeting, either in person or by proxy. If the Special Meeting is adjourned, it may be continued on a new date within a reasonable time after the date of the original meeting without further notice, unless a new record date is established for the adjourned meeting and the adjourned meeting is held less than 10 days or more than 90 days from the record date. The persons designated as proxies may use their discretionary authority to vote on questions of adjournment and on any other proposals raised at the Special Meeting to the extent permitted by the proxy rules of the Securities and Exchange Commission (the “SEC”), including proposals for which timely notice was not received, as set forth in the SEC’s proxy rules.

By order of the Board of Trustees of the Trust,

Judson P. Doherty, CFA
President and CEO

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be Held on March 1, 2017 or any adjournment or postponement thereof: This Notice and Combined Proxy Statement and Prospectus are available on the Internet at ________________________. On this website, you will be able to access this Notice, the Combined Proxy Statement and Prospectus, any accompanying materials and any amendments or supplements to the foregoing material that are required to be furnished to shareholders. We encourage you to access and review all of the important information contained in the proxy materials before voting.

4

IMPORTANT: We urge you to sign and date the enclosed proxy card and return it in the enclosed addressed envelope, which requires no postage and is intended for your convenience. You also may vote in person at the time and at the address indicated on your proxy card; through the Internet, by visiting the website address on your proxy card; or by telephone, by using the toll-free number on your proxy card. Your prompt vote may save the Target Fund the necessity of further solicitations to ensure a quorum at the Special Meeting.

QUESTIONS AND ANSWERS

We recommend that you read the complete Combined Prospectus/Proxy Statement. The following Questions and Answers provide an overview of the key features of the Reorganization and of the information contained in this Combined Prospectus/Proxy Statement.

Q.	What is this document and why did we send it to you?

A.
This is a Combined Prospectus/Proxy Statement that provides you with information about a plan of reorganization between the Stadion Managed Risk 100 Fund (the “Target Fund”) and the Stadion Tactical Defensive Fund (the “Survivor Fund”). Both the Target Fund and the Survivor Fund are series of the Stadion Investment Trust (the “Trust”). The Target Fund and the Survivor Fund are sometimes each referred to separately as a “Fund”, and together as the “Funds.” The Funds pursue similar, but not identical, investment objectives and, with respect to half of the Survivor Fund’s portfolio, have substantially similar investment strategies. See “Summary—Investment Objectives and Principal Investment Strategies” in the Combined Prospectus/Proxy Statement for a more detailed discussion regarding the Funds’ investment objectives and strategies. When the reorganization (the “Reorganization”) is completed, your shares of the Target Fund will be exchanged for shares of the Survivor Fund, and the Target Fund will be terminated as a series of the Trust. Please refer to the Combined Prospectus/Proxy Statement for a detailed explanation of the Reorganization, and a more complete description of the Survivor Fund.

You are receiving this Combined Prospectus/Proxy Statement because you owned shares of the Target Fund as of January 18, 2017.

Q.	What are shareholders being asked to vote on at the upcoming Special Meeting on March 1, 2017?

A.
The Board of Trustees of the Trust (the “Board”) has called the Special Meeting at which you will be asked to vote on the Reorganization. If shareholders of the Target Fund do not vote to approve the Reorganization, the Board will consider other possible courses of action in the best interests of shareholders, including seeking shareholder approval of amended proposals.

Q.	Has the Board of Trustees approved the Reorganization?

A.
Yes, the Board has approved the Reorganization. After careful consideration, the Board, including all of the Trustees who are not “interested persons” of the Trust (as defined in the Investment Company Act of 1940 (the “1940 Act”)) (the “Independent Trustees”), determined that the Reorganization is in the best interests of the Target Fund’s and Survivor Fund’s shareholders and that neither Fund’s existing shareholders will be diluted as a result of the Reorganization.  It is expected that the Target Fund will benefit from the possible operating efficiencies and economies of scale that may result from combining the assets of the Target Fund with the assets of the Survivor Fund.

Q.	Why is the Reorganization occurring?

A.	The Board has determined that Target Fund shareholders may benefit from an investment in the Survivor Fund in the following ways:

(i)	Shareholders of the Target Fund will remain invested in an open-end fund that has greater net assets; and
(ii)
The larger net asset size of the Survivor Fund is expected to result in operating efficiencies (e.g., certain fixed costs, such as legal expenses, audit fees, compliance expenses, accounting fees and other expenses, will be spread across a larger asset base, thereby potentially lowering the total expense ratio borne by shareholders of the Survivor Fund).

5

Q.	How will the Reorganization affect me as a shareholder?

A.
Upon the closing of the Reorganization, Target Fund shareholders will become shareholders of the Survivor Fund. With the Reorganization, all of the assets and the liabilities of the Target Fund will be combined with those of the Survivor Fund. You will receive shares of the Survivor Fund of the same class as the shares you own of the Target Fund. An account will be created for each shareholder that will be credited with shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Target Fund shares at the time of the Reorganization.

The number of shares a shareholder receives (and thus the number of shares allocated to a shareholder) will depend on the relative net asset values per share of the two Funds immediately prior to the Reorganization. Thus, although the aggregate net asset value in a shareholder’s account will remain the same immediately following the Reorganization, a shareholder may receive a greater or lesser number of shares than it currently holds in the Target Fund. Similarly, because the Survivor Fund is expected to have more assets under management (“AUM”) immediately following the Reorganization than the Target Fund will have immediately prior to the Reorganization, a Target Fund shareholder is expected to hold a smaller percentage of ownership in the Survivor Fund than such shareholder held in the Target Fund prior to the Reorganization. No physical share certificates will be issued to shareholders. It is expected that the Target Fund will benefit from operating efficiencies and economies of scale that may result from combining the assets of the Target Fund with the assets of the Survivor Fund.

Q.	Will the Reorganization result in new or higher fees for shareholders?

A.
The Reorganization will not result in higher fees for shareholders. The Survivor Fund’s advisory fee schedule is the same as the fee schedule for the Target Fund. The investment adviser to the Funds, Stadion Money Management, LLC (“Stadion”) will be paid an investment advisory fee at an annual rate of 1.25% of the Survivor Fund’s average daily net assets up to $150 million and 1.00% of its average daily net assets over $150 million. Each Fund’s Class A and Class C shares pay 0.25% and 1.00%, respectively in 12b-1 fees.

Stadion has contractually agreed to waive its management fees and to assume other expenses of each Fund, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C shares, and Class I shares of the Funds (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, acquired fund fees and expenses, and payments, if any, under a Rule 12b-1 Distribution Plan) to not more than 1.70% of the average daily net assets allocable to each class until October 1, 2017.

While the Target Fund is currently operating below the expense cap of 1.70% and Stadion is still in a reimbursement situation with respect to the Survivor Fund, Stadion expects that, following the Reorganization, the increased combined AUM of the Survivor Fund will result in total operating expenses for the Survivor Fund that are lower than the current total operating expenses of the Target Fund (and lower than those currently experienced by the Survivor Fund).

Q.	When will the Reorganization occur?

A.	The Reorganization is expected to take effect on or about [CLOSING DATE], or as soon as possible thereafter.

Q.	Who will pay for the Reorganization?

A.	The costs of the Reorganization will be borne by Stadion.

6

Q.	Will the Reorganization result in any federal tax liability to me?

A.	The Reorganization will not result in a tax consequence to Target Fund shareholders.

Q.	Can I redeem my shares of the Target Fund before the Reorganization takes place?

A.
Yes. You may redeem your shares at any time before the Reorganization takes place, as set forth in the Target Fund’s prospectus. If you choose to do so, your request will be treated as a normal exchange or redemption of shares. Shares that are held as of [CLOSING DATE] will be exchanged for shares of the Survivor Fund.

Q.	Will shareholders have to pay any sales load, commission or other similar fee in connection with the Reorganization?

A.	No. Shareholders will not pay any sales load, commission or other similar fee in connection with the Reorganization, and thus Target Fund shareholders will not pay any such fee indirectly.

Q.	Are there differences in the Funds’ front-end sales loads or contingent deferred sales charges?

A.	No. Both the Target Fund and the Survivor Fund have the same front-end sales loads and contingent deferred sales charges.

Q.	Whom do I contact for further information?

A.	You can contact your financial adviser for further information. You may also contact the Funds at 1-866-383-7636. You may also visit our website at www.stadionfunds.com.

PLEASE VOTE THE ENCLOSED PROXY BALLOT CARD.
YOUR VOTE IS VERY IMPORTANT!

7

INSTRUCTIONS FOR SIGNING PROXY CARDS

The following general rules for signing proxy cards may be of assistance to you and will avoid the time and expense to Stadion Investment Trust in validating your vote if you fail to sign your proxy card properly.

1.	Individual Accounts: Sign your name exactly as it appears in the form of registration on the proxy card.

2.	Joint Accounts: Each party must sign the proxy card. Each party should sign exactly as shown in the form of registration on the proxy card.

3.	All Other Accounts: The capacity of the individual signing the proxy card should be indicated unless it is reflected in the form of registration. For example:

Registration	Valid Signature
Corporate Accounts
(1) ABC Corp.	ABC Corp.
(2) ABC Corp.	John Doe, Treasurer
(3) ABC Corp. c/o John Doe, Treasurer	John Doe
(4) ABC Corp. Profit Sharing Plan	John Doe, Trustee

Trust Accounts
(1) ABC Trust	Jane B. Doe, Trustee
(2) Jane B. Doe, Trustee u/t/d 12/28/78	Jane B. Doe

Custodial or Estate Accounts
(1) John B. Smith, Cust. f/b/o John B. Smith, Jr. UGMA	John B. Smith
(2) Estate of John B. Smith	John B. Smith, Jr., Executor

Important Notice Regarding the Availability of Proxy Materials for the Special Meeting of Shareholders to be Held on March 1, 2017 or any adjournment or postponement thereof: This Notice and Combined Proxy Statement and Prospectus are available on the Internet at ____________________. On this website, you will be able to access this Notice, the Combined Proxy Statement and Prospectus, any accompanying materials and any amendments or supplements to the foregoing material that are required to be furnished to shareholders. We encourage you to access and review all of the important information contained in the proxy materials before voting.

8

[The information in this Proxy Statement/Prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Proxy Statement/Prospectus is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.]

COMBINED PROXY STATEMENT/PROSPECTUS FOR
STADION MANAGED RISK 100 FUND, A SERIES OF STADION INVESTMENT TRUST
Class A Shares: ETFFX
Class C Shares: ETFYX
Class I Shares: ETFVX

1061 CLIFF DAWSON ROAD
WATKINSVILLE, GEORGIA 30677

PROSPECTUS FOR
STADION TACTICAL DEFENSIVE FUND, A SERIES OF STADION INVESTMENT TRUST
Class A Shares: ETFRX
Class C Shares: ETFZX
Class I Shares: ETFWX

1061 CLIFF DAWSON ROAD
WATKINSVILLE, GEORGIA 30677
(513) 587-3400

DATED ________________, 2016

RELATING TO THE REORGANIZATION OF
STADION MANAGED RISK 100 FUND
WITH AND INTO
STADION TACTICAL DEFENSIVE FUND

EACH A SERIES OF STADION INVESTMENT TRUST

This Combined Prospectus/Proxy Statement is furnished to you as a shareholder of Stadion Managed Risk 100 Fund (the “Target Fund”), a series of Stadion Investment Trust, a Delaware statutory trust (the “Trust”). This Proxy/Prospectus sets forth concisely the information about the proposed reorganization (the “Reorganization”) of the Target Fund with and into the Stadion Tactical Defensive Fund (the “Survivor Fund”), also a series of the Trust, as provided in the Agreement and Plan of Reorganization (the “Plan of Reorganization”). It is both a proxy statement for the Special Meeting and a prospectus offering shares in the Survivor Fund.

 A Special Meeting of Shareholders (the “Special Meeting”) of the Target Fund has been called to consider the Plan of Reorganization. The Special Meeting will be held at the offices of ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203, on March 1, 2017, at 9:00 a.m. Mountain time. At the Special Meeting, shareholders of the Target Fund will be asked to consider and approve the Reorganization pursuant to the Plan of Reorganization. A copy of the Plan of Reorganization is attached as Exhibit A.

The Target Fund and the Survivor Fund are each referred to herein as a “Fund”, and together, the “Funds.” For purposes of this Combined Prospectus/Proxy Statement, the terms “shareholder,” “you” and “your” may refer to the shareholders of the Target Fund.

Proposal

1.
To approve the Reorganization pursuant to the Plan of Reorganization that provides for: (i) the transfer of all of the assets and liabilities of the Target Fund to the Survivor Fund in exchange for shares of the Survivor Fund; and (ii) the distribution of shares of the Survivor Fund so received to shareholders of the Target Fund.

2.	To transact such other business as may properly come before the Special Meeting or any adjournment thereof.

The Plan of Reorganization provides that the Target Fund will transfer all of its assets and liabilities to the Survivor Fund. In exchange for the transfer of these assets and liabilities, the Survivor Fund will simultaneously issue shares to the Target Fund in an amount equal in value to the net asset value of the Target Fund’s shares as of the close of business on the business day preceding the foregoing transfers. These transfers are expected to occur on or about ___________, 2017 (the “Closing Date”).

The Board of Trustees of the Trust (the “Board”), on behalf of each Fund, has approved the Reorganization and has determined that the Reorganization is in the best interests of the Funds and their respective shareholders. The Survivor Fund pursues an investment objective similar, but not identical, to that of the Target Fund, and one of the Survivor Fund’s two investment strategies is substantially similar to the Target Fund’s investment strategy. While there are differences between the Funds’ investment techniques and allocations at times, both Funds primarily invest in equity securities and select securities to buy and sell based on the investment process utilized by their common investment adviser, Stadion Money Management, LLC, see “Summary—Investment Objectives and Principal Investment Strategies” below. The Funds have identical management fee schedules.

At the closing of the Reorganization, the Survivor Fund will acquire substantially all of the assets and the liabilities of the Target Fund in exchange for shares of the Survivor Fund. Immediately after receiving the Survivor Fund shares, the Target Fund will distribute these shares to its shareholders in the liquidation of the Target Fund. Target Fund shareholders will receive shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the Target Fund shares they held immediately prior to the Reorganization. However, because the Survivor Fund is expected to have more assets under management (“AUM”) immediately following the Reorganization than the Target Fund will have immediately prior to the Reorganization, a Target Fund shareholder is expected to hold a smaller percentage of ownership in the Survivor Fund than such shareholder held in the Target Fund prior to the Reorganization. After distributing these shares, the Target Fund will be terminated as a series of the Trust.

This Combined Prospectus/Proxy Statement sets forth concisely the information you should know about the Reorganization of the Target Fund and constitutes an offering of the shares of the Survivor Fund issued in the Reorganization. Please read it carefully and retain it for future reference.

A Statement of Additional Information, dated _________, 2016 (the “Reorganization SAI”), relating to this Combined Prospectus/Proxy Statement and the Reorganization has been filed with the Securities and Exchange Commission (the “SEC”), and is incorporated by reference into (and legally considered to be part of) this Combined Prospectus/Proxy Statement. A copy of the Reorganization SAI is available upon request and without charge by contacting the Funds toll free at 1-866-383-7636.

In addition, the following documents each have been filed with the SEC and are incorporated herein by reference:

•	the Prospectus related to the Target Fund, dated September 28, 2016;

•	the Statement of Additional Information related to the Target Fund and Survivor Fund, dated September 28, 2016

•	the Annual Report to shareholders of the Target Fund for the fiscal year ended May 31, 2016, which has previously been sent to shareholders of the Target Fund; and

•	the Semi-Annual Report to shareholders of the Target Fund for the fiscal period ended November 30, 2015, which has previously been sent to shareholders of the Target Fund.

The Funds are subject to the informational requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended (the “1940 Act”), and in accordance therewith, file reports and other information, including proxy materials, with the SEC.

The Reorganization SAI, as well as the Funds’ Prospectus, Statement of Additional Information and their annual and semi-annual reports, are available upon request and without charge by writing to the Funds at Stadion Funds, c/o ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 or by calling toll-free at 1-866-383-7636. They are also available, free of charge, at the Funds’ website at www.stadionfunds.com. Information about the Funds can also be reviewed and copied at the SEC’s Public Reference Room at 100 F Street, N.E., Washington, D.C. 20549. Call 1-202-551-8090 for information on the operation of the public reference room. This information is also accessible via the Edgar database on the SEC’s Internet site at www.sec.gov and copies may be obtained upon payment of a duplicating fee, by electronic request at the following E-mail address: publicinfo@sec.gov, or by writing the Public Reference Branch, Office of Consumer Affairs and Information Services, Securities and Exchange Commission, Washington, D.C. 20549.

This combined prospectus/proxy statement is expected to be sent to shareholders on or about ____________, 2017.

THE U.S. SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

No person has been authorized to give any information or to make any representations other than those contained in this Proxy Statement and in the materials expressly incorporated herein by reference and, if given or made, such other information or representations must not be relied upon as having been authorized by the Funds.

TABLE OF CONTENTS

[Insert Table of Contents]

SUMMARY

The following is a summary of certain information contained elsewhere in this Combined Prospectus/Proxy Statement and is qualified in its entirety by references to the more complete information contained herein. Shareholders should read the entire Combined Prospectus/Proxy Statement carefully.

The Trust, organized under the laws of the state of Delaware, is an open-end management investment company registered with the SEC. The Target Fund and Survivor Fund are organized as separate series of the Trust. The Target Fund’s investment objective is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation. The Survivor Fund’s investment objective is to seek capital appreciation.

Stadion Money Management, LLC (“Stadion”) is the investment adviser for the Funds and will serve as the investment adviser for the Survivor Fund. Brad A. Thompson, Chief Investment Officer of Stadion, Clayton Fresk, a Portfolio Manager at Stadion, and William McGough, Senior Vice President of Portfolio Management at Stadion are co-portfolio managers of both the Target Fund and the Survivor Fund, and they are expected to continue the day-to-day management of the Survivor Fund following the Reorganization.

The Reorganization.

The Proposed Reorganization. The Board, including the Trustees who are not “interested persons” of the Trust (as defined in the 1940 Act) (the “Independent Trustees”), on behalf of each of the Target Fund and the Survivor Fund, has approved the Reorganization pursuant to the Agreement and Plan of Reorganization (the “Plan of Reorganization”). The Plan of Reorganization provides for:

•	the transfer of substantially all of the assets and the liabilities of the Target Fund to the Survivor Fund in exchange for shares of the Survivor Fund;

•	the distribution of such shares to the Target Fund’s shareholders; and

•	the termination of the Target Fund as a separate series of the Trust.

If the proposed Reorganization is completed, the Survivor Fund will acquire substantially all of the assets and the liabilities of the Target Fund, and shareholders of the Target Fund will receive shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the Target Fund shares that the shareholders own immediately prior to the Reorganization.

Background and Reasons for the Proposed Reorganization. The Reorganization has been proposed because Stadion believes that it is in the best interests of each Fund’s shareholders for the Target Fund to be merged with the Survivor Fund. The Survivor Fund has a similar, but not identical, investment objective and, with respect to half of its portfolio, a substantially similar investment strategy as the Target Fund. See “Summary—Investment Objectives and Principal Investment Strategies” below. Following the Reorganization, the Survivor Fund shareholders are projected to have a generally lower gross annual operating expense ratio because certain fixed costs, such as legal expenses, audit fees, compliance expenses, accounting fees and other expenses, will be spread across a larger asset base, thereby lowering the total operating expenses borne by the shareholders. As a result, Stadion believes Target Fund shareholders would benefit from becoming shareholders of the Survivor Fund.

In approving the Plan of Reorganization, the Board, on behalf of the Target Fund, including the Independent Trustees, determined that the Reorganization is in the best interests of the Target Fund and that the interests of the Target Fund shareholders will not be diluted as a result of the Reorganization. Before reaching this conclusion, the Board engaged in a thorough review process relating to the proposed Reorganization. The Board approved the Reorganization at a meeting held on November 14, 2016.

The factors considered by the Board with regard to the Reorganization include, but are not limited to, the following:

•
After the Reorganization, shareholders will be invested in the Survivor Fund, which has a similar, but not identical, investment objective and, with respect to half of the portfolio, a substantially similar principal investment strategy;

•
The same investment adviser that currently manages both Funds and the same portfolio management team that manages the Funds is expected to manage the Survivor Fund following the closing of the Reorganization;

•	The Survivor Fund resulting from the completion of the Reorganization is expected to achieve certain operating efficiencies from its larger net asset size;
•	The Survivor Fund, as a result of economies of scale, is expected to have a lower ratio of expenses to average net assets than that of the Target Fund prior to the Reorganization;
•	The Reorganization is not expected to result in any tax consequence to shareholders;
•	The Funds and their shareholders will not bear any of the costs of the Reorganization; and
•	The Target Fund shareholders will receive Survivor Fund shares with the same aggregate net asset value as their Target Fund shares.

The Board, including all of the Independent Trustees, concluded, based upon the factors and determinations summarized above, that completion of the Reorganization is advisable and in the best interests of the shareholders of each Fund, and that the interests of the shareholders of each Fund will not be diluted as a result of the Reorganization. The determinations on behalf of each Fund were made on the basis of each Trustee’s business judgment after consideration of all of the factors taken as a whole, though individual Trustees may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Investment Objectives and Principal Investment Strategies

The Funds have similar, though not identical, investment objectives and strategies. The investment objective of the Target Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation. The investment objective of the Survivor Fund is to seek capital appreciation.

The Target Fund’s investment strategy is an allocation strategy that utilizes Stadion’s proprietary analysis to determine when to maintain equity exposure or reduce exposure in favor of cash/cash equivalents. The Survivor Fund has two principal investment strategies, each of which is used for approximately half of the Survivor Fund’s portfolio. One of the Survivor Fund’s investment strategies (the Satellite Position) is substantially similar to the Target Fund’s investment strategy, using the same proprietary analysis to determine equity exposure. The Survivor Fund’s other investment strategy (the Core Position) is typically invested in invested in one or more broad-based equity or fixed-income investments. While there are differences between the Funds’ investment techniques and allocations at times, both Funds primarily invest in equity securities and select securities to buy and sell based on Stadion’s proprietary investment process. The Survivor Fund’s investment objective and principal investment strategies will not change as a result of the Reorganization. See “Comparison of the Target Fund and the Survivor Fund — Comparison of Investment Objectives and Principal Investment Strategies” below.

For information on risks, see “Comparison of the Target Fund and Survivor Fund — Risks of the Funds”, below. The fundamental investment policies applicable to each Fund are identical.

Fees and Expenses

As investors, shareholders pay fees and expenses when they buy and hold shares of the Fund. Shareholders pay annual fund operating expenses indirectly because they are deducted from Fund assets.

The following tables allow you to compare the shareholder fees and annual fund operating expenses as a percentage of the aggregate daily net assets of each Fund that you may pay for buying and holding shares of the Fund. The pro forma columns show expenses of the Survivor Fund as if the Reorganization had occurred on the last day of the Fund’s fiscal year ended May 31, 2016. The Annual Fund Operating Expenses table and Example tables shown below are based on actual expenses incurred during each Fund’s fiscal year ended May 31, 2016. Please keep in mind that, as a result of changing market conditions, total asset levels, and other factors, expenses at any time during the current fiscal year may be significantly different from those shown.

Shareholder Fees (fees paid directly from your investment):

	Target Fund Class A shares	Survivor Fund Class A shares	Pro Forma Survivor Fund Class A shares
Maximum Sales Charge (Load)	5.75%	5.75%	5.75%
Maximum Sales Charge (Load) Imposed on Purchases	5.75%	5.75%	5.75%
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	1.00%[1]	1.00%[1]	1.00%[1]

(1)
In the case of investments at or above the $1 million breakpoint (where you do not pay an initial sales charge), a 1.00% contingent deferred sales charge (“CDSC”) may be assessed on shares redeemed within 12 months of purchase.

	Target Fund Class C shares	Survivor Fund Class C shares	Pro Forma Survivor Fund Class C shares
Maximum Sales Charge (Load)	None	None	None
Maximum Sales Charge (Load) Imposed on Purchases	None	None	None
Maximum Deferred Sales Charge (Load) (as a percentage of the amount redeemed)	1.00%[2]	1.00%[2]	1.00%[2]

(2)	A 1.00% CDSC will be assessed on shares redeemed within 12 months of purchase.

Class I shares do not pay any sales charges.

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):

	Target Fund Class A shares	Survivor Fund Class A shares	Pro Forma Survivor Fund Class A shares
Management Fees[1]	1.24%	1.25%	1.20%
Distribution and/or Service (12b-1) Fees	0.25%	0.25%	0.25%
Other expenses	0.37%	0.46%	0.34%
Acquired Fund Fees and Expenses	0.19%	0.26%	0.26%
Total Annual Fund Operating Expenses	2.05%	2.22%	2.05%
Fee Waiver and/or Expense Reimbursement	N/A	-0.01%	N/A
Total Annual Fund Operating Expenses After Fee Waiver and/or Expenses Reimbursement (if applicable)	2.05%	2.21%	2.05%

	Target Fund Class C shares	Survivor Fund Class C shares	Pro Forma Survivor Fund Class C shares
Management Fees[1]	1.24%	1.25%	1.20%
Distribution and/or Service (12b-1) Fees	1.00%	1.00%	1.00%
Other expenses	0.41%	0.48%	0.36%
Acquired Fund Fees and Expenses	0.19%	0.26%	0.26%
Total Annual Fund Operating Expenses	2.84%	2.99%	2.82%
Fee Waiverr and/or Expense Reimbursement	N/A	-0.03%	N/A
Total Annual Fund Operating Expenses After Fee Waiver and/or Expenses Reimbursement	2.84%	2.96%	2.82%

	Target Fund Class I shares	Survivor Fund Class I shares	Pro Forma Survivor Fund Class I shares
Management Fees[1]	1.24%	1.25%	1.20%
Distribution and/or Service (12b-1) Fees	None	None	None
Other expenses	0.44%	0.51%	0.39%
Acquired Fund Fees and Expenses	0.19%	0.26%	0.26%
Total Annual Fund Operating Expenses	1.87%	2.02%	1.85%
Fee Waiver and/or Expense Reimbursement	N/A	-0.06%	N/A
Total Annual Fund Operating Expenses After Fee Waiver and/or Expenses Reimbursement	1.87%	1.96%	1.85%

(1)
Both Funds have the same fee schedules and breakpoints. The tables above reflect a higher management fee for the Survivor Fund due to the effect of the Funds’ fee breakpoints on the Target Fund’s higher AUM as compared to the Survivor Fund. Following the Reorganization, the Survivor Fund is expected to have a higher combined AUM than either the Target Fund or the Survivor Fund has currently, and, therefore, shareholders of both Funds are expected to experience a management fee rate that is equal to or lower than that of the Target Fund currently.

EXAMPLES

This Example is intended to help you compare the cost of investing in a Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in the applicable Fund for the time periods indicated and then redeem all of your shares at the end of those periods. The example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Assuming Redemption at End of Period

Class A	1 year	3 years	5 years	10 years
Target Fund	$771	$1,181	$1,614	$2,814
Survivor Fund	$786	$1,228	$1,695	$2,978
Pro Forma — Survivor Fund	$771	$1,181	$1,614	$2,814

Class C	1 year	3 years	5 years	10 years
Target Fund	$387	$880	$1,498	$3,162
Survivor Fund	$399	$921	$1,568	$3,302
Pro Forma — Survivor Fund	$385	$874	$1,488	$3,143

Class I	1 year	3 years	5 years	10 years
Target Fund	$190	$588	$1,010	$2,187
Survivor Fund	$199	$628	$1,082	$2,340
Pro Forma — Survivor Fund	$188	$582	$1,000	$2,166

Assuming No Redemption

Class C	1 year	3 years	5 years	10 years
Target Fund	$287	$880	$1,498	$3,162
Survivor Fund	$299	$921	$1,568	$3,302
Pro Forma — Survivor Fund	$285	$874	$1,488	$3,143

Portfolio Turnover

Each Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs. These costs, which are not reflected in annual fund operating expenses or in the examples, affect the Fund’s performance. During the most recent fiscal year, the Target Fund’s portfolio turnover rate was 861% of the average value of its portfolio, and the Survivor Fund’s portfolio turnover rate was 645% of the average value of its portfolio.

Federal Tax Consequences

It is expected that the Reorganization itself will be a tax-free reorganization under Section 368(a) of the Internal Revenue Code. Accordingly, no gain or loss is expected to be recognized by the Funds as a direct result of the Reorganization.

Purchase, Exchange, Redemption, Transfer and Valuation of Shares

The policies of the Target Fund and the Survivor Fund regarding the purchase, redemption, exchange, transfer and valuation of shares are identical. Please see “Comparison of the Target Fund and Survivor Fund —Purchase, Redemption, and Pricing of Shares” below for information regarding the purchase, exchange, redemption, transfer and valuation of shares.

Principal Investment Risks

Because of their similar investment strategies, the primary risks associated with an investment in the Survivor Fund are substantially similar to those associated with an investment in the Target Fund. Primary investment risks for both Funds include: market risk, management style risk, foreign securities risk, currency risk, small and medium capitalization companies risk, large capitalization companies risk, sector/focused investment risk, fixed income risk, ETF and other investment company risk, risks related to portfolio turnover, U.S. government securities risk, risks related to investments in money market mutual funds and derivative risk. More information on each of these types of investment risk can be found under “Comparison of the Target Fund and Survivor Fund — Risks of the Funds” below.

COMPARISON OF THE TARGET FUND AND SURVIVOR FUND

Investment Objectives

Target Fund. The investment objective of the Target Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation

Survivor Fund. The investment objective of the Survivor Fund is to seek capital appreciation.

Comparison of Investment Objectives and Principal Investment Strategies

The Funds’ investment objectives are similar, but not identical. The principal investment strategy of the Target Fund is substantially similar to the principal investment strategy used with respect to half of the Survivor Fund. While the Funds use slightly different investment techniques and allocations at times, both Funds primarily invest in equity securities and select securities to buy and sell based, at least in part, on the same Stadion model. Both the Target Fund and the Survivor Fund are diversified.

The table below compares the investment objectives and principal investment strategies of the two Funds:

Target Fund	Survivor Fund
Principal Investment Objective The investment objective of the Target Fund is to seek long-term capital appreciation, while maintaining a secondary emphasis on capital preservation.	Principal Investment Objective The investment objective of the Survivor Fund is to seek capital appreciation.
Principal Investment Strategies

To achieve its investment objective, the Target Fund invests primarily in, and allocates its investments primarily between, Fund Investments (defined below) that the Adviser believes have the potential for capital appreciation and Cash Positions (defined below).

•       “Fund Investments” include actively managed and index-based ETFs (exchange traded funds), mutual funds and other investment companies, groups of securities related by index or sector made available through certain brokers at a discount brokerage rate (such as stock baskets, baskets of bonds and other index-or sector-based groups of related securities) and options or futures positions (e.g., options or futures contracts on securities, securities indexes, currencies or other financial instruments) with respect to any of the foregoing intended to match or approximate their performance.

“Cash Positions” include cash and short-term, highly liquid investments, such as money market instruments, U.S. government obligations, commercial paper, repurchase agreements, and other cash or cash equivalent positions.
Principal Investment Strategies (The description for the Target Fund also applies to the Survivor Fund.)

Target Fund	Survivor Fund
In allocating the Target Fund’s assets, Stadion Money Management, LLC (the “Adviser”) uses a proprietary, technically driven asset allocation model to determine current risk in the broad equity markets (reflected in the Adviser’s model by a weighted average score) based on a number of technical indicators. The technical indicators examined by the Adviser are primarily focused on trend analysis, such as analysis of price trends (e.g., determining risk based on movements of market prices up or down), breadth trends (e.g., analyzing the ratio of the number of advancing stocks to declining stocks) and relative strength (e.g., comparing risk profiles of investment alternatives such as small cap vs. large cap or growth vs. value). The Adviser then seeks to participate in markets and market sectors with low risk scores, while divesting its portfolio of investments in markets and market sectors with high risk scores.

To participate in markets and market sectors, the Adviser’s investment philosophy emphasizes purchasing Fund Investments, which the Adviser believes are a convenient way to invest in both broad market indexes (e.g., the S&P 500, Russell 2000, NASDAQ-100, MSCI EAFE, Barclays bond indexes, etc.) and market sector indexes (e.g., healthcare indexes, utilities indexes, real estate indexes, etc.). The Target Fund may invest up to 100% of its portfolio in Fund Investments that have portfolios comprised of equity securities of domestic or foreign companies of any size in any sector. The Target Fund may also invest up to 100% of its portfolio in fixed-income Fund Investments that have portfolios comprised of domestic or foreign corporate and/or government bonds issued by any size company, municipality or government body in any sector of any maturity or yield, provided that corporate debt obligations are “investment grade” securities rated in one of the four highest rating categories by any one or more nationally recognized rating agencies or, if not rated, are of equivalent quality in the opinion of the Adviser.

Target Fund	Survivor Fund
Principal Investment Strategies (cont.)

In general, the Target Fund will purchase or increase its exposure to Fund Investments focusing on equity markets or market sectors when the Adviser’s asset allocation model and risk analysis indicate that the applicable market or sector is at low risk of losing value or presents opportunities for growth and appreciation. The Target Fund will generally sell or reduce investment exposure to Fund Investments tracking equity markets or market sectors (typically in favor of fixed-income Fund Investments or Cash Positions) when the Adviser’s asset allocation model and risk analysis indicate that such markets have become or are becoming risky, or when the Adviser believes that the equity markets are overvalued or market risk is otherwise too high. As a result, the Target Fund may at times be substantially or fully invested (i.e., up to 100%) in fixed-income Fund Investments, Cash Positions or similar securities.

Principal Investment Strategies (cont.)

The Survivor Fund will generally invest as follows:

•        The Core Position. Approximately 50% of the Survivor Fund’s assets will be invested in one or more broad-based equity or fixed-income Fund Investments, such as funds with investments that reflect the S&P 500 Index, the Russell 2000 Index, the S&P 400 Mid-Cap Index, the Dow Jones Industrial Index, the Barclays U.S. Aggregate Bond Index, and the EAFE (Europe, Australia and Far East) Index, U.S. Treasuries (including short-term U.S. Treasuries) or market sector Fund Investments, such as those tracking healthcare, utilities, real estate, financial, technology, consumer goods or other indexes (the “Core Position”). The mix of investments within the Survivor Fund’s Core Position may change frequently as the Adviser deems appropriate or necessary based upon its analysis and allocation models. However, through the Core Position, the Survivor Fund will be exposed to the performance of selected U.S. or international equity or debt markets as a whole, or sector indexes, regardless of market conditions or risk.

•        The Satellite Position. Approximately 50% of the Survivor Fund’s assets will be invested primarily in market sector Fund Investments, fixed-income Fund Investments, or Cash Positions using an allocation model and risk-based ranking system (the “Satellite Position”). The Satellite Position is not designed to hedge the Core Position; however, some investment positions may hedge, or have the effect of hedging, a portion of the Core Position from time to time.

The Survivor Fund’s Core Position will normally be fully invested in Fund Investments, and not in Cash Positions, in order to blend the benefits of the Core Position’s market exposure to broad-based equity or fixed-income market or market sector indexes in varying market conditions with the Satellite Position’s market-sector, fixed-income and Cash Position rotation investing strategy.

Target Fund	Survivor Fund
Principal Investment Strategies (cont.)

The Target Fund may invest in options or futures positions for speculative purposes, when the Adviser determines that they provide a more efficient way to increase or reduce the Target Fund’s overall exposure to an industry or sector than buying or selling other Fund Investments, or to hedge against risks of investments in the Target Fund’s portfolio or markets generally. In general, the Target Fund will not purchase or sell futures contracts or related options unless either (i) the futures contracts or options thereon are purchased for "bona fide hedging" purposes (as defined under regulations promulgated by the U.S. Commodity Futures Trading Commission (“CFTC”)); or (ii) if purchased for other purposes, (A) the sum of the amounts of initial margin deposits on the Target Fund's existing futures and premiums required to establish non-hedging positions, less the amount by which any such options positions are "in-the-money" (as defined under CFTC regulations) would not exceed 5% of the liquidation value of the Target Fund's total assets, or (B) the aggregate net notional value of commodity futures, commodity options contracts, or swaps positions, determined at the time the most recent position was established, does not exceed 100 percent of the liquidation value of the of the Target Fund's total assets.
Principal Investment Strategies (cont.) (The description for the Target Fund also applies to the Survivor Fund.)

When comparing the differences between the Funds’ investment strategies, shareholders should consider, among other things, that the principal investment strategy of the Target Fund includes allocating up to 100% of the Target Fund’s assets to cash equivalents (or similar securities) when the Adviser’s asset allocation model and risk analysis indicate that equity or debt markets have become or are becoming risky or overvalued, while, under normal conditions, the Core Position of the Survivor Fund will remain exposed to the performance of selected U.S. or international equity or debt markets as a whole, or sector indexes, regardless of market conditions or risk.

Fundamental Investment Policies

Each Fund has adopted the following investment limitations, which cannot be changed without approval by holders of a majority of its outstanding voting shares. A “majority” for this purpose means the lesser of (i) 67% of the applicable Fund’s outstanding shares represented in person or by proxy at a meeting at which more than 50% of its outstanding shares are represented; or (ii) more than 50% of the applicable Fund’s outstanding shares. Unless otherwise indicated, percentage limitations apply at the time of purchase of the applicable securities.

As a matter of fundamental policy, each of the Funds may not:

(1)	Issue senior securities, except as permitted by the 1940 Act;

(2)
Borrow money (including, without limitation, borrowing to meet redemptions), except to the extent permitted under the 1940 Act. For purposes of this investment restriction, the entry into options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices shall not constitute borrowing;

(3)
Pledge, mortgage or hypothecate its assets, except to the extent necessary to secure permitted borrowings and to the extent related to the deposit of assets in escrow in connection with writing covered put and call options and the purchase of securities on a when-issued or forward commitment basis and collateral and initial or variation margin arrangements with respect to options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices;

(4)	Act as underwriter except to the extent that, in connection with the disposition of portfolio securities, the Fund may be deemed to be an underwriter under certain federal securities laws;

(5)
Make loans, provided that the Fund may lend its portfolio securities in an amount up to 33% of total Fund assets, and provided further that, for purposes of this restriction, investment in U.S. Government obligations, short-term commercial paper, certificates of deposit, bankers’ acceptances and repurchase agreements shall not be deemed to be the making of a loan;

(6)
Purchase or sell real estate or interests in real estate; provided, however, that the Fund may purchase and sell securities which are secured by real estate and securities of companies which invest or deal in real estate (including, without limitation, investments in REITs and mortgage-backed securities);

(7)
Invest 25% or more of its total assets in securities of issuers in any particular industry. For purposes of this limitation, securities of the U.S. Government (including its agencies and instrumentalities), securities of state or municipal governments and their political subdivisions and investments in other registered investment companies are not considered to be issued by members of any industry. If a Fund invests in a revenue bond tied to a particular industry, the Fund will consider such investment to be issued by a member of the industry to which the revenue bond is tied; or

(8)	Invest in commodities, except that the Fund may purchase and sell options, forward contracts, futures contracts, including those relating to indices, and options on futures contracts or indices.

Risks of the Funds

The Target Fund and the Survivor Fund have the same principal investment risks. The following are the principal investment risks involved in an investment in both Funds:

Currency Risk: Investments in foreign markets involve currency risk, which is the risk that the values of the Fund Investments and other assets denominated in foreign currencies will decrease due to adverse changes in the value of the U.S. dollar relative to the value of foreign currencies. The Fund may, but is not required to, hedge against currency risk through the use of forward foreign currency contracts, which are obligations to purchase or sell a specified currency at a future date at a price established at the time of the contract. Forward foreign currency contracts involve the risk of loss due to the imposition of exchange controls by a foreign government, the delivery failure or default by the other party to the transaction or the inability of the Fund to close out a position if the trading market becomes illiquid. There can be no assurance that any currency hedging transactions will be successful, and the Fund may suffer losses from these transactions.

Derivative Risk: Derivative instruments involve risks different from direct investments in the underlying securities, including: imperfect correlation between the value of the derivative instrument and the underlying assets; risks of default by the other party to the derivative instrument; risks that the transactions may result in losses of all or in excess of any gain in the portfolio positions; and risks that the transactions may not be liquid. Derivative instruments may create economic leverage in the Fund, which magnifies the Fund’s exposure to the underlying instrument.

•
CFTC Regulation Risk. To the extent the Fund makes investments regulated by the CFTC, the Fund intends to do so in accordance with Rule 4.5 under the Commodity Exchange Act (“CEA”). The Trust, on behalf of the Fund, has filed a notice of eligibility for exclusion from the definition of the term “commodity pool operator” in accordance with Rule 4.5 and therefore, the Fund is not subject to registration or regulation as a commodity pool operator under the CEA. If the Fund is unable to comply with the requirements of Rule 4.5, the Fund may be required to modify its investment strategies or be subject to CFTC registration requirements either of which may have an adverse effect on the Fund.

•
Futures Contracts. A futures contract is a bilateral agreement to buy or sell a security (or deliver a cash settlement price, in the case of a contract relating to an index or otherwise not calling for physical delivery at the end of trading in the contracts) for a set price in the future. The Fund will be required to deposit with its custodian in a segregated account cash, U.S. Government securities, suitable money market instruments, or liquid, high-grade fixed income securities, known as “initial margin” in an amount required for the particular futures contract as set by the exchange on which the contract is traded. This margin amount may be significantly modified from time to time by the exchange during the term of the contract. If the price of an open futures contract changes (by increase in the case of a sale or by decrease in the case of a purchase) so that the loss on the futures contract reaches a point at which the margin on deposit does not satisfy margin requirements, the broker will require an increase in the margin. The Fund will incur brokerage fees when it purchases and sell futures contracts. Positions taken in the futures markets are not normally held until delivery or cash settlements is required, but are instead liquidated through offsetting transactions, which may result in a gain or a loss. While futures positions taken by the Fund will usually be liquidated in this manner, the Fund may instead make or take delivery of underlying securities whenever it appears economically advantageous for the Fund to do so.

•
Options. If the Fund sells a put option whose exercise is settled in cash, the Fund cannot provide in advance for its potential settlement obligations by selling short the underlying securities, and the Fund will be responsible, during the option’s life, for any decreases in the value of the underlying security below the strike price of the put option. If the Fund sells a call option whose exercise is settled in cash, the Fund cannot provide in advance for its potential settlement obligations by acquiring and holding the underlying securities, and the Fund will be responsible, during the option’s life, for any increases in the value of the underlying security above the strike price of the call option. If the Fund establishes a debit option spread, the potential for unlimited losses associated with the option the Fund sold will be mitigated, but the potential for unlimited gains associated with the option purchased will be reduced by the cost of, and capped by losses potentially incurred as a result of, the corresponding option sold. Options purchased by the Fund may decline in value with the passage of time, even in the absence of movement in the price of the underlying security.

•
Securities Index Futures Contracts. A securities index futures contract does not require the physical delivery of securities, but merely provides for profits and losses resulting from changes in the market value of the contract to be credited or debited at the close of each trading day to the respective accounts of the parties to the contract. On the contract’s expiration date, a final cash settlement occurs and the futures positions are simply closed out. Changes in the market value of a particular index futures contract reflect changes in the specified index of securities on which the future is based.

ETF and Other Investment Company Risk: The Fund may invest in ETFs or other investment companies. Through its positions in ETFs and other investment companies, the Fund will be subject to the risks associated with such vehicles’ investments, including the possibility that the value of the securities or instruments held by an ETF or other investment company could decrease (or increase). Certain of the ETFs or other investment companies in which the Fund may invest may hold common portfolio positions, thereby reducing any diversification benefits. Investments in ETFs and other investment companies are also subject to the following additional risks:

•
Expenses. Since the Fund is a “fund of funds,” your cost of investing in the Fund will generally be higher than the cost of investing directly in ETFs or other investment companies, because you will indirectly bear fees and expenses charged by the underlying ETFs and investment companies in which the Fund invests in addition to the Fund’s direct fees and expenses. Furthermore, the use of a fund of funds structure could affect the timing, amount, and character of a fund’s distributions and therefore may increase the amount of your tax liability.

•
Investment Limitation. Under the Investment Company Act of 1940 (the “1940 Act”), the Fund may not acquire shares of an ETF or other investment company if, immediately after such acquisition, the Fund and its affiliated persons would hold more than 3% of the ETF’s or investment company’s total outstanding shares unless (i) the ETF or the Fund has received an order for exemptive relief from the 3% limitation from the Securities and Exchange Commission (the “SEC”) that is applicable to the Fund; and (ii) the ETF and the Fund take appropriate steps to comply with any conditions in such order. Accordingly, the 3% limitation may prevent the Fund from allocating its investments in the manner the Adviser considers optimal, or cause the Adviser to select an investment other than that which the Adviser considers optimal.

•
Market Value Risk. The market value of an ETF’s shares may differ from its net asset value (“NAV”). This difference in price may be due to the fact that the supply and demand in the market for ETF shares at any point in time is not always identical to the supply and demand in the market for the underlying basket of securities. Accordingly, there may be times when an ETF trades at a premium (creating the risk that the Fund pays more than NAV for an ETF when making a purchase) or discount (creating the risks that the Fund’s NAV is reduced for undervalued ETFs it holds, and that the Fund receives less than NAV when selling an ETF).

•
Operational Risks. There can be no assurance that an active trading market will develop and be maintained for the shares of the ETFs in which the Fund invests. Further, market makers (other than lead market makers) have no obligation to make markets in an ETF’s shares and may discontinue doing so at any time without notice. To the extent no market makers are willing to process creation and/or redemption orders for an ETF, shares of the ETF may trade like closed-end fund shares at a discount to NAV and the ETF may possibly face delisting. Trading in an ETF’s shares may be halted because of market conditions or for reasons that, in the view of the exchange on which the ETF lists its shares, make trading in the ETF’s shares inadvisable. In addition, trading in an ETF’s shares is subject to trading halts caused by extraordinary market volatility pursuant to “circuit breaker” rules. During stressed market conditions, the liquidity of an ETF’s shares may be less than the liquidity of the securities in the ETF’s portfolio. Any of the foregoing would have an adverse effect on the value of the Fund’s investment in the ETF’s shares.

•
Registration. Shareholders of ETFs that are registered under the Securities Act of 1933 but not the 1940 Act, such as certain ETFs that invest in commodities, do not have the protections of the 1940 Act.

•
Sampling Risk. Index-based Fund Investments may utilize a representative sampling approach to track their respective underlying indices. Index-based Fund Investments that utilize a representative sampling approach are subject to an increased risk of tracking error because the securities selected for the Fund Investment in the aggregate may vary from the investment profile of the underlying index. Additionally, if using a representative sampling approach, a Fund Investment will typically hold a smaller number of securities than the underlying index, and as a result, an adverse development to a Fund Investment could result in a greater decline in NAV than would be the case if the Fund Investment held all of the securities in the underlying index.

•
Tracking Risk. Index-based Fund Investments may not be able to replicate exactly the performance of the indices they track because the total return generated by the securities will be reduced by transaction costs incurred in adjusting the actual balance of the securities. In addition, the Fund Investments may incur expenses not incurred by their applicable indices. Certain securities comprising these indices may, from time to time, temporarily be unavailable, which may further impede a Fund Investment’s ability to track its applicable indices or match its performance.

Fixed Income Risk: There are risks associated with the potential investment of the Fund’s assets in fixed income investments, which include credit risk, interest rate risk, and maturity risk. These risks could affect the value of investments of the Fund, possibly causing the Fund’s share price and total return to be reduced and fluctuate more than other types of investments.

•
Credit Risk. The value of the Fund’s fixed income investments is dependent on the creditworthiness of the issuer. A deterioration in the financial condition of an issuer or a deterioration in general economic conditions could cause an issuer to fail to pay principal and interest when due.

•
Interest Rate Risk. The value of the Fund’s fixed income investments will generally vary inversely with the direction of prevailing interest rates. Generally when interest rates rise, the value of the Fund’s fixed income investments can be expected to decline.

•
Liquidity Risk. Liquidity risk is the risk that a fixed income security may be difficult to sell at an advantageous time or price due to limited market demand (resulting from a downgrade, a decline in price, or adverse conditions within the fixed income market).

•
Maturity Risk. The value of the Fund’s fixed income investments is also dependent on their maturity. Generally, the longer the maturity of a fixed income security, the greater its sensitivity to changes in interest rates.

Foreign Securities Risk: Investing in securities issued by companies whose principal business activities are outside the United States, or investing in American Depositary Receipts (“ADRs”) or Fund Investments focusing on such companies, may involve significant risks not present in domestic investments. There is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations or currency exchange rates, expropriation or confiscatory taxation, limitation on the removal of cash or other assets of the Fund from foreign markets, political or financial instability, or diplomatic and other developments which could affect such investments. Further, economies of particular countries or areas of the world may differ favorably or unfavorably from the economy of the United States. Foreign securities often trade with less frequency and volume than domestic securities and therefore may exhibit greater price volatility.

Large Capitalization Companies Risk: Large capitalization companies (i.e., companies with more than $5 billion in capitalization) may be unable to respond quickly to new competitive challenges, such as changes in technology and consumer tastes, and may not be able to attain the high growth rate of successful smaller companies, especially during extended periods of economic expansion.

Management Style Risk: The share price of the Fund changes daily based on the performance of the securities in which it invests. The ability of the Fund to meet its investment objective is directly related to the ability of the Adviser’s allocation model to accurately measure market risk and appropriately react to current and developing market trends. There is no guarantee that the Adviser’s judgments about the attractiveness, value, and potential appreciation of particular investments in which the Fund invests will be correct or produce the desired results. If the Adviser fails to accurately evaluate market risk or appropriately react to current and developing market conditions, the Fund’s share price may be adversely affected.

Market Risk: Market risk refers to the risk that the value of securities in the Fund’s portfolio may decline due to daily fluctuations in the securities markets that are generally beyond the Adviser’s control, including fluctuation in interest rates, the quality of the Fund’s investments, general economic and market conditions, and investor sentiment. In a declining stock market, stock prices for all companies (including those in the Fund’s portfolio) may decline, regardless of their long-term prospects.

Risks Related to Investments in Money Market Mutual Funds: Although a money market fund seeks to maintain the value of an investment at $1.00 per share, there is no assurance that it will be able to do so, and it is possible to lose money by investing in a money market fund. The Fund will incur additional indirect expenses due to acquired fund fees and other costs to the extent it invests in shares of money market mutual funds.

Risks Related to Portfolio Turnover: As a result of its trading strategies, the Fund may sell portfolio securities without regard to the length of time they have been held and will likely have a higher portfolio turnover rate than other mutual funds. Since portfolio turnover may involve paying brokerage commissions and other transaction costs, higher turnover generally results in additional Fund expenses. High rates of portfolio turnover may lower the performance of the Fund due to these increased costs and may also result in the realization of short-term capital gains. If the Fund realizes capital gains when Fund Investments are sold, the Fund must generally distribute those gains to shareholders, increasing the Fund’s taxable distributions. High rates of portfolio turnover in a given year would likely result in short-term capital gains that are taxed to shareholders at ordinary income tax rates.

Sector/Focused Investment Risk: Sector risk is the possibility that securities within the same group of industries will decline in price due to sector-specific market or economic developments. If the Fund invests more heavily in a particular sector or focuses its Fund Investments in securities issued by entities having similar characteristics, the value of its shares may be more sensitive to any single economic, business, political or regulatory occurrence than a mutual fund that is more widely diversified. The sectors in which the Fund may invest in more heavily will vary.

Small and Medium Capitalization Companies Risk: The Fund may, at any given time, invest a significant portion of its assets in securities of small capitalization companies (i.e., companies with less than $1 billion in capitalization) and/or medium capitalization companies (i.e., companies with between $1 billion and $5 billion in capitalization). Investing in the securities of small and medium capitalization companies generally involves greater risk than investing in larger, more established companies. The securities of small and medium companies usually have more limited marketability and therefore may be more volatile and less liquid than securities of larger, more established companies or the market averages in general. Because small and medium capitalization companies normally have fewer shares outstanding than larger companies, it may be more difficult to buy or sell significant amounts of such shares without an unfavorable impact on prevailing prices. Small and medium capitalization companies often have limited product lines, markets, or financial resources and lack management depth, making them more susceptible to market pressures. Small and medium capitalization companies are typically subject to greater changes in earnings and business prospects than larger, more established companies. The foregoing risks are generally increased for small capitalization companies as compared to companies with larger capitalizations.

U.S. Government Securities Risk: Securities issued by the U.S. government or its agencies are subject to risks related to the creditworthiness of the U.S. government. In addition, such securities may not be backed by the “full faith and credit” of the U.S. government, but rather by a right to borrow from the U.S. government or the creditworthiness of the issuer itself. The value of any such securities may fluctuate with changes in credit ratings and market perceptions of the U.S. government and the issuers of the securities, as well as interest rates and other risks applicable to fixed income securities generally.

Performance History

The bar chart and performance table that follow provide some indication of the risks and variability of investing in the Funds. The bar chart shows changes in the performance of each Fund’s Class A shares for each full calendar year since its commencement of operations. Each Class of shares would have substantially similar annual returns and would differ only to the extent that each class has different expenses. The impact of sales charges is not reflected in the bar chart; if reflected, returns would be less than those shown. The performance table shows how the average annual total returns of each Fund’s Class A shares compare with broad measures of market performance. How a Fund has performed in the past (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. Updated performance information, current through the most recent month end, is available at www.stadionfunds.com or by calling 1-866-383-7636.

Target Fund

Calendar Year Returns
Class A Performance

During the period shown in the bar chart, the Target Fund’s highest return for a quarter was 9.79% (quarter ended 3/31/2012). The lowest return for a quarter was
-6.33% (quarter ended 6/30/2011).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not applicable to investors who hold shares of the Target Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary to the extent that each class has different expenses. Class C and Class I shares of the Target Fund commenced operations on October 1, 2009 and May 28, 2010, respectively. The performance shown for Class C and I shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Target Fund’s Class A shares, the initial share class, calculated using the fees and expenses of Class C and I shares, respectively, and without the effect of any fee and expense limitations or waivers. If Class C and I shares of the Target Fund had been available during periods prior to October 1, 2009 and May 28, 2010, respectively, the performance shown may have been different.

Average Annual Total Returns (for periods ended December 31, 2015)	1 Year	5 Year	Since Inception of Class*
Class A Shares
Return Before Taxes	-20.95%	-4.78%	-0.40%
Return After Taxes on Distributions	-20.95%	-4.86%	-0.90%
Return After Taxes on Distributions and Sale of Fund Shares	-11.86%	-3.58%	-0.43%
Class C Shares
Return Before Taxes	-17.79%	-4.41%	-0.56%
Class I Shares
Return Before Taxes	-16.09%	-3.45%	0.46%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.08%
80% S&P 500 Index/20% Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.37%	10.78%	6.80%

*	Class A Shares began operations on September 15, 2006, Class C Shares began operations on October 1, 2009 and Class I Shares began operations on May 28, 2010.

 Survivor Fund

Calendar Year Returns
Class A Performance

During the period shown in the bar chart, the Survivor Fund’s highest return for a quarter was 13.12% (quarter ended 9/30/2009). The lowest return for a quarter was -12.46% (quarter ended 12/31/2008).

After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. After-tax returns shown are not applicable to investors who hold shares of the Survivor Fund through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts (IRAs). After-tax returns are shown for Class A shares only and after-tax returns for other classes will vary to the extent that each class has different expenses. Class C and Class I shares of the Survivor Fund commenced operations on October 1, 2009 and May 28, 2010, respectively. The performance shown for Class C and I shares for periods pre-dating the commencement of operations of those classes reflects the performance of the Survivor Fund’s Class A shares, the initial share class, calculated using the fees and expenses of Class C and I shares, respectively, and without the effect of any fee and expense limitations or waivers. If Class C and I shares of the Survivor Fund had been available during periods prior to October 1, 2009 and May 28, 2010, respectively, the performance shown may have been different.

Average Annual Total Returns (for periods ended December 31, 2015)	1 Year	5 Years	Since Inception of Class*
Class A Shares
Return Before Taxes	-15.01%	0.43%	1.76%
Return After Taxes on Distributions	-15.60%	-0.38%	1.22%
Return After Taxes on Distributions and Sale of Fund Shares	-8.01%	0.20%	1.29%
Class C Shares
Return Before Taxes	-11.29%	0.86%	1.62%
Class I Shares
Return Before Taxes	-9.56%	1.86%	2.62%
S&P 500 Index (reflects no deduction for fees, expenses or taxes)	1.38%	12.57%	7.08%
80% S&P 500 Index/20% Barclays U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)	1.37%	10.78%	6.80%

*	Class A Shares began operations on September 15, 2006, Class C Shares began operations on October 1, 2009 and Class I Shares began operations on May 28, 2010.

The accounting survivor of the Reorganization will be the Survivor Fund. As such, the Survivor Fund will continue the performance history of the Survivor Fund after the closing of the Reorganization.

Management of the Funds

Adviser

The Funds’ investment adviser is Stadion Money Management, LLC, located at 1061 Cliff Dawson Road, Watkinsville, Georgia, 30677. Stadion serves in that capacity pursuant to investment advisory agreements with the Stadion Investment Trust (the “Trust”) on behalf of the Funds. Subject to the authority of the Trust’s Board of Trustees (the “Board” or “Trustees”), Stadion provides guidance and policy direction in connection with its daily management of the Funds’ assets. Stadion is also responsible for the selection of broker-dealers for executing portfolio transactions, subject to the brokerage policies approved by the Board.

Stadion is a Delaware limited liability company controlled by certain investment entities controlled and managed by TA Associates, Inc. (“TA”). Stadion was organized in April 2011 through a corporate reorganization whereby Stadion Money Management, Inc. (“Stadion Inc.”), Stadion’s predecessor firm, contributed substantially all of its business to Stadion in exchange for interests in Stadion. The executives and members of the advisory staff of Stadion have extensive experience in managing investments for clients including individuals, corporations, non-taxable entities and other business and private accounts since Stadion Inc. was founded in 1993. As of August 31, 2016, Stadion had approximately $3.59 billion in assets under management.

Pursuant to an advisory agreement between the Trust and Stadion with respect to each Fund, Stadion is entitled to receive, on a monthly basis, an advisory fee at an annual rate of 1.25% of each Fund’s average daily net assets up to $150 million and 1.00% of its average daily net assets over $150 million. The Survivor Fund will have an annual advisory fee at the same rate after the Reorganization. Due to the respective sizes of the Funds, shareholders of the Target Fund are currently experiencing the benefits of the fee breakpoint while shareholders of the Survivor Fund are not. Stadion expects that, after the Reorganization, the Survivor Fund’s asset level will be such that the shareholders of the Survivor Fund achieve benefits from the fee breakpoint.

For the fiscal year ended May 31, 2016, Stadion received 1.24% of the Target Fund’s and 1.25% of the Survivor Fund’s average daily net assets. A discussion regarding the basis for the Board of Trustees approving the advisory agreement is made available in each Fund’s Annual Report.

Portfolio Managers

Brad A. Thompson, CFA. Mr. Thompson serves as Chief Investment Officer of Stadion and has been a Portfolio Manager and an officer of Stadion (and its predecessor), serving in a supervisory role for portfolio management operations since 2006. He has a Bachelor of Business Administration degree in Finance from the University of Georgia and holds the Chartered Financial Analyst designation. Mr. Thompson is a member of the CFA Institute and the Bermuda Society of Financial Analysts and also holds the Chartered Retirement Plan Specialist Designation.

William McGough, CFA. Mr. McGough is Senior Vice President of Portfolio Management of Stadion since June 2015. He previously served as Vice President, Portfolio Manager from 2003 until 2015. He has a Bachelor of Business Administration degree from the University of Georgia and also holds the Chartered Financial Analyst designation.

Clayton Fresk, CFA. Mr. Fresk has been a Portfolio Manager of Stadion since June 2015. He previously served as a Portfolio Management Analyst from 2009 until June 2015. He previously served as a Senior Business Analyst at RiverSource Investments LLC from 2006 until 2009. He has a Bachelor of Arts degree in Finance and Marketing and an M.B.A. degree from the University of Minnesota. He also holds the Chartered Financial Analyst designation.

Other Service Providers

The Funds use the same service providers. ALPS Distributors, Inc. is the principal underwriter of the Funds’ shares and serves as the exclusive agent for the distribution of the Funds’ shares. ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, CO 80203, serves as the Funds’ administrator, transfer agent, and fund accounting agent. US Bank N.A., 425 Walnut Street, Cincinnati, Ohio 45202, serves as custodian for the Funds’ assets. Information about the Funds’ distributor, administrator and accounting agent, and custodian can be found in the Funds’ Statement of Additional Information. The Funds pay fees to the accounting agent and also reimburse the accounting agent for out-of-pocket expenses, subject to certain limitations, that are incurred by the accounting agent in performing its accounting agent duties under its agreement with the Funds.

Survivor Fund. Following the Reorganization, the Funds’ current service providers will serve the Survivor Fund.

Purchase, Redemption and Pricing of Fund Shares

The procedures for the purchase, redemption and pricing of Class A, Class C and Class I shares of the Target Fund and the Survivor Fund are identical. Additional information about the purchase, redemption and pricing of the Fund’s shares can be found in each Fund’s prospectus.

Each Fund offers Class A, Class C and Class I shares. The main difference between each class are the sales charges and ongoing fees and minimum investment amounts. The Class A shares pay a sales charge of up to 5.75%; Class A and Class C shares pay an annual fee of up to 0.25% and 1.00% respectively, for distribution expenses pursuant to a Plan under Rule 12b-1. Each class of shares of a Fund represents interest in the same portfolio of investments in the Fund. Not all share classes may be available for purchase in all states.

Shares of the Funds are offered and sold on a continuous basis. The purchase price of shares of each Fund is the net asset value next determined after the order is received in proper form (plus any applicable sales charge). Net asset value is normally determined as of the time regular trading closes on the New York Stock Exchange (“NYSE”) on days that the NYSE is open for regular trading (currently 4:00 p.m. Eastern Time, Monday through Friday, except when the NYSE closes earlier). The NAV of each class of shares of a Fund is calculated by dividing the value of the Fund’s total assets attributable to that Class, less liabilities (including Fund expenses, which are accrued daily) attributable to that Class, by the total number of outstanding shares of the Class. Currently, the NYSE is closed on weekends and in recognition of the following holidays: New Year’s Day, Martin Luther King, Jr. Day, Presidents’ Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Each Fund’s net asset value is not calculated on business holidays when the NYSE is closed. An order received prior to the time regular trading closes on the NYSE will be executed at the price computed on the date of receipt and an order received after the time regular trading closes on the NYSE will be executed at the price computed on the next business day.

If you purchase the Fund through a broker-dealer or other financial intermediary (such as a bank), the Fund and its related companies may pay the intermediary for the sale of Fund shares and related services. These payments may create a conflict of interest by influencing the broker-dealer or other intermediary and your salesperson to recommend the Fund over another investment. Ask your salesperson or visit your financial intermediary’s Web site for more information.

Frequent Purchases and Redemption of Fund Shares

Frequent purchases and redemptions (“Frequent Trading”) of shares of the Funds may present a number of risks to other shareholders of the Funds. These risks may include, among other things, dilution in the value of shares of the Funds held by long-term shareholders, interference with the efficient management by Stadion of the Funds’ portfolio holdings, and increased brokerage and administration costs. Due to the potential of a thin market for the Funds’ portfolio securities, as well as overall adverse market, economic, political or other conditions affecting the sale price of portfolio securities, the Funds could face untimely losses as a result of having to sell portfolio securities prematurely to meet redemptions. Frequent Trading may also increase portfolio turnover which may result in increased capital gains taxes for shareholders of the Funds. These capital gains could include short-term capital gains taxed at ordinary income tax rates.

The Board has adopted a policy that is intended to identify and discourage Frequent Trading by shareholders of the Funds. Under the Funds’ policy, Stadion has the discretion to refuse to accept further purchase and/or exchange orders from an investor if Stadion believes the investor has a pattern of Frequent Trading that Stadion considers not to be in the best interests of the other shareholders. To assist Stadion in identifying possible Frequent Trading patterns, the Transfer Agent provides a daily record of each Fund’s shareholder trades to Stadion, or its designee. The Transfer Agent also assists Stadion in monitoring and testing shareholder purchase and redemption orders for possible incidents of Frequent Trading.

Under the Funds’ policy regarding Frequent Trading, the Funds intend to limit investments from investor accounts that purchase and redeem shares over a period of less than ten days in which (i) the redemption amount is within ten percent of the previous purchase amount(s); (ii) the redemption amount is greater than $100,000; and (iii) two or more such redemptions occur during a 60 calendar day period. In the event such a purchase and redemption pattern is detected, an investor account and any other account with the same taxpayer identification number will be precluded from investing in that Fund (including investments that are part of an exchange transaction) for at least 30 calendar days after the redemption transaction. The Funds may modify any terms or conditions applicable to the purchase of Fund shares or modify their policies as they deem necessary to deter Frequent Trading.

The Funds do not accommodate frequent purchases or redemptions of Fund shares.

The Funds use reasonable means available to ensure the foregoing restrictions are applied uniformly. However, when financial intermediaries establish omnibus accounts in a Fund for their clients, the Fund may not be able to monitor the individual clients’ trading activity. The Funds review trading activity at the omnibus account level, and look for activity that may indicate potential Frequent Trading or market timing. If a Fund detects suspicious trading activity, the Fund will seek the assistance of the financial intermediary to investigate that trading activity and take appropriate action, including prohibiting additional purchases of Fund shares by the financial intermediary and/or its client. Financial intermediaries may apply frequent trading policies that differ from those described in this Prospectus. If you invest with the Funds through a financial intermediary, please read that firm’s program materials carefully to learn of any rules or fees that may apply.

Although the Funds have taken steps to discourage Frequent Trading of the Funds’ shares, they cannot guarantee that such trading will not occur.

Dividends, Distributions and Taxes

Each of the Funds may distribute its net investment income to its shareholders quarterly, but, in any event, expects to distribute substantially all of its net investment income to its shareholders at least annually. Each of the Funds expects to distribute its net realized capital gains at least annually. Absent instructions to pay distributions in cash, distributions will be reinvested automatically in additional shares of the applicable Fund.

Shareholders may elect to receive dividends from net investment income or capital gains distributions, if any, in cash or reinvest them in additional Fund shares. Although the Funds will not be taxed on amounts they distribute, shareholders will generally be taxed on distributions paid by the Funds, regardless of whether distributions are paid in cash or reinvested in additional Fund shares.

Distributions attributable to net investment income and short-term capital gains are generally taxed as ordinary income, although certain income dividends may be taxed to non-corporate shareholders at long-term capital gains rates. Distributions of long-term capital gains are generally taxed as long-term capital gains, regardless of how long a shareholder has held Fund shares. Distributions may be subject to state and local taxes, as well as federal taxes.

In general, a shareholder who sells or redeems Fund shares will realize a capital gain or loss, which will be long-term or short-term, depending upon the shareholder’s holding period for the Fund shares. An exchange of shares is treated as a sale and any gain may be subject to tax.

The foregoing information is meant as a general summary for U.S. taxpayers. Additional tax information appears in the SAI. Shareholders should rely on their own tax advisors for advice about the particular federal, state, and local tax consequences of investing in the Funds.

FINANCIAL HIGHLIGHTS

The fiscal year end of each Fund is May 31. The financial highlights of the Target Fund and the Survivor Fund are included with this Combined Prospectus/Proxy Statement as Exhibit B.

The financial highlights of the Target Fund and the Survivor Fund are also contained in: (i) the Annual Report to shareholders of the Target Fund and Survivor Fund for the fiscal year ended May 30, 2016, which has been audited by BBD, LLP, the Fund’s registered independent public accounting firm, and (ii) the Semi-Annual Report to shareholders of the Target Fund and Survivor Fund for the six months ended November 30, 2015, which is unaudited. The Annual Report and Semi-Annual Report, which have previously been sent to shareholders, are available on request and without charge by writing to the Funds at Stadion Funds, c/o ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203, and, with respect to the Target Fund and Survivor Fund, are incorporated by reference into this Combined Prospectus/Proxy Statement.

INFORMATION RELATING TO THE REORGANIZATION

Description of the Reorganization

The following summary is qualified in its entirety by reference to the Plan of Reorganization found in Exhibit A.

The Plan of Reorganization provides that substantially all of the assets and liabilities of the Target Fund will be transferred to the Survivor Fund in exchange for shares of the Survivor Fund. The shares of the Survivor Fund issued to the Target Fund will have an aggregate net asset value equal to the aggregate net asset value of the Target Fund’s shares outstanding as of the close of trading on the New York Stock Exchange (“NYSE”) on the Closing Date (as defined in Exhibit A) of the Reorganization (the “Valuation Time”). Upon receipt by the Target Fund of the shares of the Survivor Fund, the Target Fund will distribute Survivor Fund shares to its shareholders and will be terminated as a series of the Trust.

The distribution of the Survivor Fund shares to the Target Fund shareholders will be accomplished by opening new accounts on the books of the Survivor Fund in the names of the Target Fund shareholders and transferring to those shareholder accounts the shares of the Survivor Fund. Such newly-opened accounts on the books of Survivor Fund will represent the respective pro rata number of shares of the Survivor Fund that the Target Fund is to receive under the terms of the Plan of Reorganization. See “Terms of the Reorganization” below.

Accordingly, as a result of the Reorganization, each Target Fund shareholder will own shares of the Survivor Fund with an aggregate net asset value equal to the aggregate net asset value of the shares of the Target Fund that the shareholders owned immediately prior to the Reorganization.

No sales charge or fee of any kind will be assessed to the Target Fund shareholders as a result of their receipt of shares of the Survivor Fund in the Reorganization. To the extent that a CDSC is applicable to a shareholder’s Target Fund shares, that CDSC will remain applicable to the Survivor Fund shares that the shareholder receives in the Reorganization, and any holding period applicable to the shareholder’s Target Fund shares will be carried over to the shareholder’s Survivor Fund shares.

Terms of the Reorganization

Pursuant to the Plan of Reorganization, on the Closing Date, the Target Fund will transfer to the Survivor Fund all of its assets in exchange solely for shares of the Survivor Fund. The aggregate net asset value of the shares issued by the Survivor Fund will be equal to the value of the assets of the Target Fund transferred to the Survivor Fund as of the Closing Date, as determined in accordance with the Survivor Fund’s valuation procedures, net of the liabilities of the Target Fund assumed by the Survivor Fund. The Target Fund expects to distribute the shares of the Survivor Fund to its shareholders promptly after the Closing Date. Thereafter, the Target Fund will be terminated as a series of the Trust.

The Plan of Reorganization contains customary representations, warranties, and conditions. The Plan of Reorganization may be terminated or amended by the mutual consent of the parties.

Reasons for the Reorganization

The factors considered by the Board with regard to the Reorganization include, but are not limited to, the following:

•
After the Reorganization, shareholders will be invested in a Survivor Fund with a similar, but not identical, investment objective and, with respect to half of the portfolio, a substantially similar principal investment strategy;

•	The portfolio management team that is expected to manage the Survivor Fund following the closing of the Reorganization currently manages each Fund;
•	The Survivor Fund resulting from the completion of the Reorganization is expected to achieve certain operating efficiencies from its larger net asset size;
•	The Survivor Fund, as a result of economies of scale is expected to have a lower ratio of expenses to average net assets than that of the Target Fund prior to the Reorganization;
•	The Reorganization is not expected to result in any tax consequence to the shareholders of the Target Fund;
•	The Funds and their shareholders will not bear any of the costs of the Reorganization; and
•	The Target Fund shareholders will receive Survivor Fund shares with the same aggregate net asset value as their Target Fund shares.

For these and other reasons, the Board concluded that, based upon the factors and determinations summarized above, consummation of the Reorganization is in the best interests of the Target Fund and that the interests of the shareholders of the Target Fund will not be diluted as a result of the Reorganization. The approval determinations were made on the basis of each Board member’s business judgment after consideration of all of the factors taken as a whole, though individual Board members may have placed different weight on various factors and assigned different degrees of materiality to various conclusions.

Federal Income Taxes

The combination of the Target Fund and the Survivor Fund in the Reorganization is intended to qualify for federal income tax purposes as a separate tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended (the "Code"). If so, neither the Target Fund nor its shareholders will recognize gain or loss as a result of the Reorganization. The tax basis of the Survivor Fund shares received will be the same as the basis of the Target Fund shares exchanged and the holding period of the Survivor Fund shares received will include the holding period of the Target Fund shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. Nevertheless, the sale of securities by the Target Fund prior to the Reorganization, whether in the ordinary course of business or in anticipation of the Reorganization, could result in taxable capital gains distribution prior to the Reorganization. Prior to the closing of the Reorganization, the Target Fund will pay to its shareholders a cash distribution consisting of any undistributed investment company taxable income and/or any undistributed realized net capital gains, including any net gains realized from any sales of assets prior to the closings. This distribution would be taxable to shareholders that are subject to tax. Shareholders should consult their own tax advisers concerning the potential tax consequences of the Reorganization to them, including foreign, state and local tax consequences.

As of May 31, 2016, the Target Fund had short-term capital loss carryforwards for federal income tax purposes of $44,695,185, which do not expire. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.

The final amount of unutilized capital loss carryover for the Target Fund is subject to change and will not be determined until the time of the Reorganization. After and as a result of the Reorganization, these capital loss carryforwards and the utilization of certain unrealized capital losses may be subject to limitations under applicable tax laws on the rate at which they may be used in the future to offset capital gains of the Survivor Fund. The Trustees took this factor into account in concluding that the proposed Reorganization would be in the best interests of shareholders.

Expenses of the Reorganization

The costs of the Reorganization will be borne by Stadion Money Management, LLC.

Continuation of Shareholder Accounts and Plans; Share Certificates

Upon consummation of the Reorganization, the Survivor Fund will establish a position for each Target Fund shareholder on the books of the Survivor Fund containing the appropriate number of shares of the Survivor Fund to be received in the Reorganization. No certificates for shares of the Survivor Fund will be issued in connection with the Reorganization.

OTHER INFORMATION

Capitalization

The following table sets forth, as of May 31, 2016: (a) the unaudited capitalization of each Fund and (b) the unaudited pro forma combined capitalization of the Survivor Fund assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily Fund share purchase, redemption and market activity. No assurance can be given as to how many shares of the Survivor Fund will be received by Target Fund shareholders at the Closing Date, and the information should not be relied upon to reflect the number of shares of the Survivor Fund that actually will be received by Target Fund shareholders.

Fund	Total Net Assets	Shares Outstanding	Net Asset Value Per Share
Target Fund	$93,551,696	10,704,797	$8.74
Survivor Fund	$41,109,102	3,745,152	$10.98
Pro Forma - Survivor Fund	$134,660,798	12,283,313	$10.96

Shareholder Information.

Target Fund. As of the Record Date, there were ______ shares of the Target Fund outstanding. As of the Record Date, the Trustees and officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) less than 1% of the then outstanding shares in the Target Fund. As of the Record Date, no person was known by the Target Fund to own beneficially or of record 5% or more of any class of shares of the Target Fund except as follows:

Owner of Record	Number of Shares	Percent of Outstanding Shares Owned

Survivor Fund. As of the Record Date, there were ____ shares of the Survivor Fund outstanding. As of the Record Date, the Trustees and officers of the Trust as a group owned beneficially (i.e., had direct or indirect voting and/or investment power) less than 1% of the then outstanding shares in the Survivor Fund.] As of the Record Date, no person was known by the Survivor Fund to own beneficially or of record 5% or more of any class of shares of the Survivor Fund except as follows:

Owner of Record	Number of Shares	Percent of Outstanding Shares Owned

*     May be deemed to control a Fund or Class through the beneficial ownership of more than 25% of the outstanding shares of such Fund or Class.

Shareholder Rights and Obligations

Both the Target Fund and Survivor Fund are series of the Trust, a statutory trust organized under the laws of the state of Delaware. Under the Trust’s declaration of trust, the Trust is authorized to issue an unlimited number of shares of beneficial interest, with a par value of $0.001 per share, from an unlimited number of series of shares. The shares of each series of the Trust have no preference as to conversion, exchange, dividends, retirement or other features, and have no preemptive rights.

With respect to each Fund, shares have equal dividend, distribution, liquidation and voting rights, and fractional shares have those rights proportionately.

When issued in accordance with the provisions of their respective prospectuses (and, in the case of shares of Survivor Fund, issued in the connection with the Reorganization), all shares are fully paid and non-assessable.

Shareholder Proposals

As a Delaware trust, the Trust does not intend, and is not required, to hold annual meetings of shareholders, except under certain limited circumstances. The Board of Trustees does not believe a formal process for shareholders to send communications to the Board of Trustees is appropriate due to the infrequency of shareholder communications to the Board of Trustees. The Trust has not received any shareholder proposals to be considered for presentation at the Special Meeting. Under the proxy rules of the Securities and Exchange Commission, shareholder proposals may, under certain conditions, be included in the Trust’s proxy statement and proxy for a particular meeting. Under these rules, proposals submitted for inclusion in the Trust’s proxy materials must be received by the Trust within a reasonable time before the solicitation is made. The fact that the Trust receives a shareholder proposal in a timely manner does not insure its inclusion in its proxy materials, because there are other requirements in the proxy rules relating to such inclusion. Annual meetings of shareholders of a Fund are not required as long as there is no particular requirement under the 1940 Act, which must be met by convening such a shareholder meeting. Any shareholder proposal should be sent to Sareena Khwaja-Dixon, Secretary of the Trust, 1290 Broadway, Suite 1100, Denver, Colorado 80203.

Solicitation of Proxies

The solicitation of proxies for use at the Special Meeting is being made primarily through the mailing of the Notice of Special Meeting of Shareholders, this Proxy Statement and the accompanying proxy card. The Trust has retained AST Fund Solutions, LLC (“AST”) to solicit proxies for the Special Meeting. AST is responsible for printing proxy cards, mailing proxy material to shareholders, soliciting brokers, custodians, nominees and fiduciaries, tabulating the returned proxies and performing other proxy solicitation services. The anticipated cost of these services is approximately $58,994, and will be paid by Stadion.

A proxy, if properly executed, duly returned and not revoked, will be voted in accordance with the specifications therein. A proxy that is properly executed but has no voting instructions with respect to a proposal will be voted for that proposal. A shareholder may revoke a proxy at any time prior to use by filing with the Secretary of the Trust an instrument revoking the proxy, by submitting a proxy bearing a later date, or by attending and voting at the Special Meeting.

In addition to solicitation through the mail, proxies may be solicited by officers, employees and agents of the Trust without cost to the Trust or by AST. Such solicitation may be by telephone, facsimile or otherwise. It is anticipated that banks, broker-dealers and other financial institutions will be requested to forward proxy materials to beneficial owners of Fund shares and to obtain approval for the execution of proxies. Stadion will reimburse brokers, custodians, nominees and fiduciaries for the reasonable expenses incurred by them in connection with forwarding solicitation material to the beneficial owners of shares held of record by such persons.

Quorum

A quorum is the number of shares legally required to be at a meeting in order to conduct business. The presence, in person or by proxy, of more than 50% of the outstanding shares of the Trust is necessary to constitute a quorum at the Special Meeting. Proxies properly executed and marked with a negative vote or an abstention will be considered to be present at the Special Meeting for purposes of determining the existence of a quorum for the transaction of business. If the Special Meeting is called to order but a quorum is not present at the Special Meeting, the persons named as proxies may vote those proxies that have been received to adjourn the Special Meeting to a later date. If a quorum is present at the Special Meeting but sufficient votes to approve a proposal described herein are not received, the persons named as proxies may propose one or more adjournments of the Special Meeting to permit further solicitation of proxies. Any such adjournment will require the affirmative vote of a majority of those shares represented at the Special Meeting in person or by proxy. The persons named as proxies will vote those proxies received that voted in favor of a proposal in favor of such an adjournment and will vote those proxies received that voted against the proposal against any such adjournment.

If a quorum (more than 50% of the outstanding shares of the Target Fund) is present at the Special Meeting, the vote of a majority of the outstanding shares of the Target Fund is required for approval of the Reorganization. The vote of a majority of the outstanding shares means the vote of the lesser of (1) 67% or more of the shares present or represented by proxy at the Special Meeting, if the holders of more than 50% of the outstanding shares are present or represented by proxy, or (2) more than 50% of the outstanding shares.

Abstentions and “broker non-voters” are counted for purposes of determining whether a quorum is present but do not represent votes cast with respect to a proposal. “Broker non-votes” are shares held by a broker or nominee for which an executed proxy is received by the Trust, but are not voted as to one or more proposals because instructions have not been received from the beneficial owners or persons entitled to vote and the broker or nominee does not have discretionary voting power. Notwithstanding the foregoing, “broker non-votes” will be excluded from the denominator of the calculation of the number of votes required to approve any proposal to adjourn the Special Meeting. Accordingly, abstentions and “broker non-votes” will effectively be a vote against the proposal, for which the required vote is a percentage of the outstanding voting shares and will have no effect on a vote for adjournment.

Record Date

The Board has set the close of business on January 18, 2016 as the Record Date and only Shareholders of record on the Record Date will be entitled to vote on the Reorganization at the Special Meeting. Additional information regarding outstanding shares is included on pages [__] of this Proxy Statement. Shareholders are entitled to one vote for each full share and a fractional vote for each fractional share held.

EXHIBIT A
AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION

THIS AGREEMENT AND PLAN OF REORGANIZATION AND TERMINATION (“Agreement”) is made as of ______________, 2016, by Stadion Investment Trust, a Delaware statutory trust (the “Trust”), on behalf of its Stadion Managed Risk 100 Fund (the “Target Fund”) and Stadion Tactical Defensive Fund (the “Survivor Fund” and the Target Fund and the Survivor Fund are sometimes referred to herein, each as a “Fund” and collectively, as the “Funds.”), and, solely for the purposes of paragraph 5, Stadion Money Management, LLC, adviser to the Funds (the “Adviser”). Notwithstanding anything to the contrary contained herein, (1) the agreements, covenants, representations, warranties, actions, and obligations (collectively, “Obligations”) of and by each Fund -- and of and by the Trust on a Fund’s behalf -- shall be the Obligations of that Fund only, (2) all rights and benefits created hereunder in favor of a Fund shall inure to and be enforceable by the Trust on that Fund’s behalf, and (3) in no event shall any other series of the Trust or the assets thereof be held liable with respect to the breach or other default by an obligated Fund or the Trust of its Obligations set forth herein.

The Trust wishes to effect a reorganization described in section 368(a) of the Internal Revenue Code of 1986, as amended (“Code”) (all “section” references are to the Code, unless otherwise noted), and intends this Agreement to be, and adopts it as, a “plan of reorganization” within the meaning of the regulations under the Code (“Regulations”). The reorganization will consist of (1) the sale, assignment, conveyance, transfer and delivery of all of the property and assets of the Target Fund to the Survivor Fund in exchange solely for (a) shares of beneficial interest of the Survivor Fund (“Survivor Fund Shares”), as described herein, and (b) the assumption by the Survivor Fund of all liabilities of the Target Fund, and (2) the subsequent distribution of the corresponding Survivor Fund Shares (which shall then constitute all of the assets of the Target Fund) pro rata to the shareholders in exchange for their shares of beneficial interest of the Target Fund in complete liquidation thereof, and (3) terminating the Target Fund, all on the terms and conditions set forth herein (the foregoing transaction being referred to herein collectively as a “Reorganization”).

The Trust’s board of trustees (the “Board”), including a majority of the Board’s trustees who are not “interested persons” (as that term is defined in the Investment Company Act of 1940, as amended (“1940 Act”)) (“Non-Interested Persons”) of the Trust, (1) has duly adopted and approved this Agreement and the transactions contemplated hereby, (2) has duly authorized performance thereof on the Funds’ behalf by all necessary Board action, and (3) has determined that participation in the Reorganization is in the best interests of each Fund and, in the case of the Target Fund, that the interests of the existing shareholders thereof will not be diluted as a result of the Reorganization.

Target Fund’s issued and outstanding shares are divided into three classes: Class A shares, Class C shares and Class I shares (“Target Fund Class A Shares”, “Target Fund Class C Shares” and “Target Fund Class I Shares”, respectively, and together, “Target Fund Shares”). Survivor Fund’s issued and outstanding shares are also divided into three classes of shares: Class A shares, Class C shares and Class I shares (“Survivor Fund Class A Shares”, “Survivor Fund Class C Shares” and “Survivor Fund Class I Shares”, respectively).

In consideration of the mutual promises contained herein, the parties agree as follows:

1

EXHIBIT A

1.	PLAN OF REORGANIZATION AND TERMINATION

1.1 Subject to the requisite approval of the Target Fund’s shareholders and the terms and conditions set forth herein, the Target Fund shall assign, sell, convey, transfer, and deliver all of its assets described in paragraph 1.2 (“Assets”) to the Survivor Fund. In exchange therefor, the Survivor Fund shall:

(a) issue and deliver to Target Fund the number of full and fractional: (1) Survivor Fund Class A Shares having an aggregate net asset value (“NAV”) equal to the aggregate NAV of all full and fractional Target Fund Class A Shares then outstanding; (2) Survivor Fund Class C Shares having an aggregate NAV equal to the aggregate NAV of all full and fractional Target Fund Class C shares then outstanding; and (3) Survivor Fund Class I Shares having an aggregate NAV equal to the aggregate NAV of all full and fractional Target Fund Class I shares then outstanding (the Survivor Fund shares exchanged hereby referred to as the “Exchanged Survivor Fund Shares”); and

(b) assume all of the Target Fund’s liabilities described in paragraph 1.3 (“Liabilities”).

Those transactions shall take place at the Closing (as defined in paragraph 2.1).

1.2 The Assets shall consist of all assets and property of every kind and nature, without limitation, including all cash, cash equivalents, securities, commodities, futures interests, receivables (including, without limitation, interest and dividends receivable), claims and rights of action, rights to register shares under applicable securities laws, tax carryovers, and books and records the Target Fund owns at the Effective Time (as defined in paragraph 2.1) and any deferred and prepaid expenses shown as assets on the Target Fund’s books at that time.

1.3 The Liabilities shall consist of all of the Target Fund’s liabilities, whether accrued or contingent, known or unknown, existing at the Effective Time whether or not they are reflected on the Statement of Assets and Liabilities; debts, obligations, and duties existing at the Effective Time, excluding Reorganization Expenses (as defined in paragraph 5, which are borne by the Adviser).

1.4 At the Effective Time (or as soon thereafter as is reasonably practicable), the Target Fund shall distribute the Survivor Fund Shares it receives pursuant to paragraph 1.1(a) to its shareholders of record determined at the Effective Time (each, a “Shareholder”), in proportion to their Target Fund Shares then held of record and in constructive exchange therefor, and will completely liquidate. That distribution shall be accomplished by the Trust’s transfer agent opening accounts on Survivor Fund’s shareholder records in the names of the Shareholders (except Shareholders in whose names accounts thereon already exist) and transferring those Survivor Fund Shares to those newly opened and existing accounts. Each Shareholder’s newly opened or existing account shall be credited with the respective pro rata number of full and fractional Survivor Fund Shares due that Shareholder, by class (i.e., the account for each Shareholder that holds Target Fund Class A Shares shall be credited with the respective pro rata number of Survivor Fund Class A Shares due that Shareholder, the account for each Shareholder that holds Target Fund Class C Shares shall be credited with the respective pro rata number of Survivor Fund Class C Shares due that Shareholder and the account for each Shareholder that holds Target Fund Class I Shares shall be credited with the respective pro rata number of Survivor Fund Class I Shares due that Shareholder). The aggregate NAV of Survivor Fund Shares to be so credited to each Shareholder’s account shall equal the aggregate NAV of the Target Fund Shares that Shareholder owned at the Effective Time.
2

EXHIBIT A

1.5 The value of the Target Fund’s net assets (the assets to be acquired by the Survivor Fund hereunder, net of liabilities assumed by the Survivor Fund) shall be the value of such net assets computed as of the close of business on the Closing Date, using the valuation procedures set forth in the Target Fund’s then current prospectus and statement of additional information. For purposes of the Reorganization, the net asset value per share of the Survivor Fund Shares shall be equal to the Survivor Fund's net asset value per share computed as of the close of business on the Closing Date, using the valuation procedures set forth in the Survivor Fund’s prospectus and statement of additional information. All computations of value and NAV shall be made by ALPS Fund Services, Inc. in accordance with its regular practice of pricing the shares and assets of each Fund.

1.6 Any transfer taxes payable on the issuance and transfer of the Exchanged Survivor Fund Shares in a name other than that of the registered holder on the Target Fund’s shareholder records of the Target Fund Shares actually or constructively exchanged therefor shall be paid by the transferee thereof, as a condition of that issuance and transfer.

1.7 After the Effective Time, the Target Fund shall not conduct any business except in connection with its dissolution and termination. As soon as reasonably practicable after distribution of the Exchanged Survivor Fund Shares pursuant to paragraph 1.4: (a) the Target Fund shall be terminated as a series of the Trust and (b) the Trust shall make all filings and take all other actions in connection therewith necessary and proper to effect the Target Fund’s complete dissolution.

2. CLOSING AND EFFECTIVE TIME

2.1 Unless the parties agree otherwise, all acts necessary to consummate the Reorganization (“Closing”) shall be deemed to take place simultaneously as of immediately after the close of business (4:00 p.m., Eastern Time) on such date as the parties may agree (“Effective Time”).

2.2 The Trust shall obtain confirmation from the custodian of Target Fund’s assets that (a) the Assets it holds will be transferred to Survivor Fund at the Effective Time, (b) all necessary taxes in connection with the delivery of the Assets, including all applicable federal and state stock transfer stamps, if any, have been paid or provision for payment has been made, and (c) the information (including adjusted basis and holding period, by lot) concerning the Assets, including all portfolio securities, transferred by the Target Fund to the Survivor Fund, as reflected on the Survivor Fund’s books immediately after the Effective Time, does or will conform to that information on the Target Fund’s books immediately before the Effective Time.

2.3 The Trust shall obtain verification from its transfer agent: (a) that the Target Fund’s shareholder records contain each Shareholder’s name and address and the number of full and fractional outstanding Target Fund Shares that each such Shareholder owns at the Effective Time; and (2) as to the opening of accounts on the Survivor Fund’s shareholder records in the names of the Shareholders; and (b) that the Survivor Fund Shares to be credited to Target Fund at the Effective Time have been credited to the Target Fund’s account on those records.

3

EXHIBIT A

3. REPRESENTATIONS AND WARRANTIES

3.1 The Trust, on the Target Fund’s behalf, represents and warrants as follows:

(a) The Target Fund is a duly established and designated series of the Trust;

(b) The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of the Trust’s Board; and this Agreement constitutes a valid and legally binding obligation of the Trust, with respect to the Target Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(c) At the Effective Time, the Trust will have good and marketable title to the Assets for the Target Fund’s benefit and full right, power, and authority to sell, assign, transfer, and deliver the Assets hereunder free of any liens or other encumbrances (except securities that are subject to “securities loans,” as referred to in section 851(b)(2), or that are restricted as to resale by their terms); and on delivery and payment for such Assets, the Trust, on the Survivor Fund’s behalf, will acquire good and marketable title thereto, subject to no restrictions on the full transfer thereof, including restrictions that might arise under the Securities Act of 1933, as amended (“1933 Act”);

(d) All issued and outstanding Target Fund Shares are, and at the Effective Time will be, duly and validly issued and outstanding, fully paid, and non-assessable by the Trust and have been offered and sold in compliance in all material respects with applicable registration requirements of the 1933 Act and state securities laws; all issued and outstanding Target Fund Shares will, at the Effective Time, be held by the persons and in the amounts set forth on the Target Fund’s shareholder records, as provided in paragraph 2.3; and the Target Fund does not have outstanding any options, warrants, or other rights to subscribe for or purchase any Target Fund Shares, nor are there outstanding any securities convertible into any Target Fund Shares;

(e) The Target Fund is not under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A));

(f) Not more than 25% of the value of the Target Fund’s total assets (excluding cash, cash items, Government securities and securities of other registered investment companies (“RIC”)) is invested in the stock and securities of any one issuer, and not more than 50% of the value of those assets is invested in the stock and securities of five or fewer issuers; and

4

EXHIBIT A

(g) The Survivor Fund Shares to be delivered hereunder are not being acquired for the purpose of making any distribution thereof, other than in accordance with the terms hereof.

3.2 The Trust, on the Survivor Fund’s behalf, represents and warrants as follows:

(a) The Survivor Fund is a duly established and designated series of the Trust;

(b) The execution, delivery, and performance of this Agreement have been duly authorized at the date hereof by all necessary action on the part of the Trust’s Board; and this Agreement constitutes a valid and legally binding obligation of the Trust, with respect to the Survivor Fund, enforceable in accordance with its terms, subject to the effect of bankruptcy, insolvency, fraudulent transfer, reorganization, receivership, moratorium, and other laws affecting the rights and remedies of creditors generally and general principles of equity;

(c) No consideration other than Exchanged Survivor Fund Shares (and Survivor Fund’s assumption of the Liabilities) will be issued in exchange for the Assets in the Reorganization;

(d) The Survivor Fund is not (and will seek not to be) classified as a partnership, and instead is (and will seek to be) classified as an association that is taxable as a corporation, for federal tax purposes and has elected the latter classification by filing Form 8832 with the Internal Revenue Service or is (and will seek to be) a “publicly traded partnership” (as defined in section 7704(b)) that is treated as a corporation; the Survivor Fund is a “fund” (as defined in section 851(g)(2), eligible for treatment under section 851(g)(1)) and has not taken and will not take any steps inconsistent with its qualification as such or its qualification and eligibility for treatment as a RIC under sections 851 and 852;

(e) The Exchanged Survivor Fund Shares to be issued and delivered to the Target Fund for the Shareholders’ accounts, pursuant to the terms hereof: (1) are duly authorized and duly registered under the federal securities laws, and appropriate notices respecting them have been duly filed under applicable state securities laws; and (2) are duly and validly issued and outstanding Survivor Fund Shares and will be fully paid and non-assessable by the Trust;

(f) There is no plan or intention for the Survivor Fund to be dissolved or merged into another business or statutory trust or a corporation or any “fund” thereof (as defined in section 851(g)(2)) following the Reorganization;

(g) Immediately after the Reorganization: (1) not more than 25% of the value of the Survivor Fund’s total assets (excluding cash, cash items, Government securities and securities of other RICs) will be invested in the stock and securities of any one issuer; and (2) not more than 50% of the value of those assets will be invested in the stock and securities of five or fewer issuers; and

5

EXHIBIT A

(h) Immediately after the Effective Time, the Survivor Fund will not be under the jurisdiction of a court in a “title 11 or similar case” (as defined in section 368(a)(3)(A)).

4. CONDITIONS PRECEDENT

The obligations hereunder shall be subject to: (a) performance by the Trust of all its obligations to be performed hereunder at or before the Closing; (b) all representations and warranties of the Trust contained herein being true and correct in all material respects at the date hereof and, except as they may be affected by the transactions contemplated hereby, at the Effective Time, with the same force and effect as if made at that time; (c) this Agreement and the transactions contemplated hereby shall have been duly adopted and approved by the Trust’s Board and by the Target Fund’s shareholders; and (d) all necessary filings shall have been made with the Securities and Exchange Commission and state securities authorities. At any time before the Closing, the Trust may waive any of the foregoing conditions if, in the judgment of its Board, such waiver will not have a material adverse effect on Fund shareholders’ interests.

5. EXPENSES

All expenses of the Reorganization that are solely and directly related to the Reorganization (determined in accordance with the guidelines set forth in Rev. Rul. 73-54, 1973-1 C.B. 187) (the “Reorganization Expenses”) will be borne by the Adviser. The Reorganization Expenses may include: (1) costs associated with obtaining any necessary order of exemption from the 1940 Act, and printing and distributing Survivor Fund’s prospectus and the Target Fund’s proxy materials; (2) legal and accounting fees; (3) transfer agent and custodian conversion costs; (4) transfer taxes for foreign securities; (5) proxy solicitation costs; (6) any state Blue Sky fees; (7) expenses of holding a meeting of the shareholders of the Target Fund (including any adjournments thereof), but exclude brokerage expense; and (8) costs of terminating the Target Fund. Notwithstanding the foregoing, expenses shall be paid by the Fund directly incurring them if and to the extent that the payment thereof by another person would result in that Fund’s disqualification as a RIC or would prevent the Reorganization from qualifying as a tax-free reorganization.

6. TERMINATION

This Agreement may be terminated by the Trust at any time at or before the Closing.

7. AMENDMENTS

The Trust may amend, modify, or supplement this Agreement at any time in any manner, notwithstanding the Target Fund’s shareholders’ approval thereof; provided that, following that approval no such amendment, modification, or supplement shall have a material adverse effect on the Shareholders’ interests.

8. SEVERABILITY

Any term or provision hereof that is invalid or unenforceable in any jurisdiction shall, as to that jurisdiction, be ineffective to the extent of that invalidity or unenforceability without rendering invalid or unenforceable the remaining terms and provisions hereof or affecting the validity or enforceability of any of the terms and provisions hereof in any other jurisdiction.

6

EXHIBIT A

9. MISCELLANEOUS

9.1 This Agreement shall be governed by and construed in accordance with the internal laws of Delaware, without giving effect to principles of conflicts of laws; provided that, in the case of any conflict between those laws and the federal securities laws, the latter shall govern.

9.2 Nothing expressed or implied herein is intended or shall be construed to confer on or give any person, firm, trust, or corporation other than the Trust, on each Fund’s behalf, and their respective successors and assigns any rights or remedies under or by reason of this Agreement.

9.3 Notice is hereby given that this instrument is executed and delivered on behalf of the Trust’s trustees solely in their capacities as trustees, and not individually, and that the Trust’s obligations under this instrument are not binding on or enforceable against any of its trustees, officers, shareholders, or series other than the respective Fund but are only binding on and enforceable against its property attributable to and held for the benefit of the respective Fund (“Fund’s Property”) and not its property attributable to and held for the benefit of any other series thereof. The Trust, in asserting any rights or claims under this Agreement on its or a respective Fund’s behalf, shall look only to the other Fund’s Property in settlement of those rights or claims and not to the property of any other series of the Trust.

7

EXHIBIT A

IN WITNESS WHEREOF, each party has caused this Agreement to be executed and delivered by its duly authorized officer as of the day and year first written above

STADION INVESTMENT TRUST, on behalf of the Stadion Managed Risk 100 Fund

By:
Judson P. Doherty, President

STADION INVESTMENT TRUST, on behalf of the Stadion Tactical Defensive Fund

By:
Judson P. Doherty, President

Solely for purposes of paragraph 5

STADION MONEY MANAGEMENT, LLC

By:
Judson P. Doherty, President

8

EXHIBIT B

The financial highlights tables on the following pages are intended to help you understand each the Target Fund’s and Survivor Fund’s financial performance for the period of its operations. Certain information reflects financial results for a single Fund share. The total returns in the tables represent the rate that an investor would have earned or lost on an investment in the Funds (assuming reinvestment of all dividends and distributions).  The information presented has been audited by BBD, LLP, an independent registered public accounting firm. Each Fund’s annual report to shareholders reports, along with each Fund’s financial statements, is incorporated by reference into the SAI and is contained in the annual reports to shareholders, which may be obtained at no charge by calling the Funds at 1-866-383-7636

Stadion Managed Risk 100 Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		Year Ended May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$9.43		$9.90		$10.35		$9.38		$9.93

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.10	)(c)	(0.01	)(c)	(0.07	)(c)	(0.00	)(c)(d)	(0.17)
Net realized and unrealized gain (loss) on investments	(0.50)		(0.46)		(0.38)		0.97		(0.28)
Total from investment operations	(0.60)		(0.47)		(0.45)		0.97		(0.45)
LESS DISTRIBUTIONS:
Distributions from net realized gains	–		–		–		–		(0.10)
Total distributions	–		–		–		–		(0.10)

NET ASSET VALUE, END OF PERIOD	$8.83		$9.43		$9.90		$10.35		$9.38

TOTAL RETURN(e)	(6.36%)		(4.75%)		(4.35%)		10.34%		(4.45%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$44,832		$100,049		$266,853		$371,779		$407,202

Ratio of total expenses to average net assets(f)	1.86%		1.65%		1.53%		1.59%		1.51%

Ratio of net investment loss to average net assets(b)(f)	(1.15%)		(0.12%)		(0.66%)		(0.01%)		(1.03%)

PORTFOLIO TURNOVER RATE	861%		1,046%		1,079%		737%		1,967%

(a)	Prior to March 28, 2014, the Stadion Managed Risk 100 Fund was known as the Stadion Managed Fund.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)	Amount rounds to less than $0.01 per share or less than 1%.
(e)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

EXHIBIT B

Stadion Managed Risk 100 Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		Year Ended May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$9.02		$9.54		$10.05		$9.18		$9.79

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.16	)(c)	(0.09	)(c)	(0.14	)(c)	(0.07	)(c)	(0.21)
Net realized and unrealized gain (loss) on investments	(0.48)		(0.43)		(0.37)		0.94		(0.30)
Total from investment operations	(0.64)		(0.52)		(0.51)		0.87		(0.51)
LESS DISTRIBUTIONS:
Distributions from net realized gains	–		–		–		–		(0.10)
Total distributions	–		–		–		–		(0.10)

NET ASSET VALUE, END OF PERIOD	$8.38		$9.02		$9.54		$10.05		$9.18

TOTAL RETURN(d)	(7.10%)		(5.45%)		(5.07%)		9.48%		(5.13%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$24,017		$49,008		$92,384		$141,797		$159,112

Ratio of total expenses to average net assets(e)	2.65%		2.43%		2.29%		2.35%		2.30%

Ratio of net investment loss to average net assets(b)(e)	(1.93%)		(0.91%)		(1.43%)		(0.77%)		(1.80%)

PORTFOLIO TURNOVER RATE	861%		1,046%		1,079%		737%		1,967%

(a)	Prior to March 28, 2014, the Stadion Managed Risk 100 Fund was known as the Stadion Managed Fund.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

EXHIBIT B

Stadion Managed Risk 100 Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015	Year Ended May 31, 2014(a)		Year Ended May 31, 2013	Year Ended May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$9.54		$9.99	$10.43		$9.43	$9.96

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)	(0.09	)(c)	0.01 (c)	(0.04	)(c)	0.02 (c)	(0.06)
Net realized and unrealized gain (loss) on investments	(0.51)		(0.46)	(0.40)		0.98	(0.37)
Total from investment operations	(0.60)		(0.45)	(0.44)		1.00	(0.43)
LESS DISTRIBUTIONS:
Distributions from net realized gains	–		–	–		–	(0.10)
Total distributions	–		–	–		–	(0.10)

NET ASSET VALUE, END OF PERIOD	$8.94		$9.54	$9.99		$10.43	$9.43

TOTAL RETURN(d)	(6.29%)		(4.50%)	(4.22%)		10.60%	(4.24%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$24,703		$50,337	$98,724		$127,735	$117,986

Ratio of total expenses to average net assets(e)	1.68%		1.47%	1.31%		1.39%	1.28%

Ratio of net investment income (loss) to average net assets(b)(e)	(0.96%)		0.10%	(0.43%)		0.18%	(0.77%)

PORTFOLIO TURNOVER RATE	861%		1,046%	1,079%		737%	1,967%

(a)	Prior to March 28, 2014, the Stadion Managed Risk 100 Fund was known as the Stadion Managed Fund.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

EXHIBIT B

Stadion Tactical Defensive Fund – Class A	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		Year Ended May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$11.99		$11.69		$11.99		$10.37		$11.72

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)	(0.09	)(c)	(0.04	)(c)	(0.04	)(c)	0.02	(c)	(0.09)
Net realized and unrealized gain (loss) on investments	(0.50)		0.35		0.53		1.60		(0.72)
Total from investment operations	(0.59)		0.31		0.49		1.62		(0.81)
LESS DISTRIBUTIONS:
Dividends from net investment income	–		–		(0.01)		–		–
Distributions from net realized gains	(0.32)		(0.01)		(0.78)		–		(0.54)
Total distributions	(0.32)		(0.01)		(0.79)		–		(0.54)

NET ASSET VALUE, END OF PERIOD	$11.08		$11.99		$11.69		$11.99		$10.37

TOTAL RETURN(d)	(4.80%)		2.67%		4.12%		15.62%		(6.75%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$18,726		$29,073		$43,136		$33,813		$33,892

Ratio of total expenses to average net assets(e)	1.96	%(f)	1.88%		1.89%		2.00	%(f)	1.91	%(f)

Ratio of net expenses to average net assets(e)	1.95%		1.88%		1.89%		1.95%		1.89%

Ratio of net investment income (loss) to average net assets(b)(e)	(0.77%)		(0.33%)		(0.34%)		0.14%		(0.67%)

PORTFOLIO TURNOVER RATE	645%		482%		529%		455%		826%

(a)	Prior to March 28, 2014, the Stadion Tactical Defensive Fund was known as the Stadion Core Advantage Fund.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(f)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor.

EXHIBIT B

Stadion Tactical Defensive Fund – Class C	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		Year Ended May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$11.45		$11.26		$11.64		$10.16		$11.59

INCOME (LOSS) FROM OPERATIONS:
Net investment loss(b)	(0.17	)(c)	(0.13	)(c)	(0.13	)(c)	(0.07	)(c)	(0.18)
Net realized and unrealized gain (loss) on investments	(0.48)		0.33		0.53		1.55		(0.71)
Total from investment operations	(0.65)		0.20		0.40		1.48		(0.89)
LESS DISTRIBUTIONS:
Dividends from net investment income	–		–		(0.00	)(d)	–		–
Distributions from net realized gains	(0.32)		(0.01)		(0.78)		–		(0.54)
Total distributions	(0.32)		(0.01)		(0.78)		–		(0.54)

NET ASSET VALUE, END OF PERIOD	$10.48		$11.45		$11.26		$11.64		$10.16

TOTAL RETURN(e)	(5.56%)		1.80%		3.47%		14.57%		(7.54%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$9,680		$12,145		$7,807		$5,060		$5,253

Ratio of total expenses to average net assets(f)	2.73	%(g)	2.66%		2.67%		3.20	%(g)	3.12	%(g)

Ratio of net expenses to average net assets(f)	2.70%		2.66%		2.67%		2.70%		2.70%

Ratio of net investment loss to average net assets(b)(f)	(1.55%)		(1.16%)		(1.13%)		(0.61%)		(1.48%)

PORTFOLIO TURNOVER RATE	645%		482%		529%		455%		826%

(a)	Prior to March 28, 2014, the Stadion Tactical Defensive Fund was known as the Stadion Core Advantage Fund.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)	Amount rounds to less than $0.01 per share or less than 1%.
(e)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(f)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(g)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor.

EXHIBIT B

Stadion Tactical Defensive Fund – Class I	Financial Highlights

For a Share Outstanding Throughout each of the Periods Presented

	Year Ended May 31, 2016		Year Ended May 31, 2015		Year Ended May 31, 2014(a)		Year Ended May 31, 2013		Year Ended May 31, 2012
NET ASSET VALUE, BEGINNING OF PERIOD	$12.12		$11.80		$12.07		$10.42		$11.76

INCOME (LOSS) FROM OPERATIONS:
Net investment income (loss)(b)	(0.06	)(c)	(0.03	)(c)	(0.02	)(c)	0.02	(c)	(0.05)
Net realized and unrealized gain (loss) on investments	(0.51)		0.36		0.55		1.63		(0.75)
Total from investment operations	(0.57)		0.33		0.53		1.65		(0.80)
LESS DISTRIBUTIONS:
Dividends from net investment income	–		–		(0.02)		–		–
Distributions from net realized gains	(0.32)		(0.01)		(0.78)		–		(0.54)
Total distributions	(0.32)		(0.01)		(0.80)		–		(0.54)

NET ASSET VALUE, END OF PERIOD	$11.23		$12.12		$11.80		$12.07		$10.42

TOTAL RETURN(d)	(4.58%)		2.82%		4.42%		15.83%		(6.65%)

RATIOS AND SUPPLEMENTAL DATA:
Net assets, end of Period (000's)	$12,703		$25,280		$7,333		$4,945		$2,636

Ratio of total expenses to average net assets(e)	1.76	%(f)	1.70%		1.73	%(f)	2.38	%(f)	3.05	%(f)

Ratio of net expenses to average net assets(e)	1.70%		1.70%		1.70%		1.70%		1.70%

Ratio of net investment income (loss) to average net assets(b)(e)	(0.53%)		(0.28%)		(0.19%)		0.20%		(0.53%)

PORTFOLIO TURNOVER RATE	645%		482%		529%		455%		826%

(a)	Prior to March 28, 2014, the Stadion Tactical Defensive Fund was known as the Stadion Core Advantage Fund.
(b)	Recognition of net investment income (loss) by the Fund is affected by the timing of the declaration of dividends by the underlying investment companies in which the Fund invested.
(c)	Per share amounts were calculated using average shares method.
(d)
Total return is a measure of the change in value of an investment in the Fund over the periods covered, which assumes any dividends or capital gains distributions are reinvested in shares of the Fund. The returns shown do not reflect the deduction of taxes a shareholder would pay on Fund distributions or the redemption of Fund shares.

(e)
The ratios of expenses and net investment income (loss) to average net assets do not reflect the Fund's proportionate share of expense of the underlying investment companies in which the Fund invested.

(f)	Reflects total expenses prior to fee waivers and expense reimbursements by the advisor.

[The information in this Statement of Additional Information is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This Statement of Additional Information is not an offer to sell these securities, and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted]

STATEMENT OF ADDITIONAL INFORMATION
____________, 2016

STADION MANAGED RISK 100 FUND
Class A Shares: ETFFX
Class C Shares: ETFYX
Class I Shares: ETFVX

AND

STADION TACTICAL DEFENSIVE FUND
Class A Shares: ETFRX
Class C Shares: ETFZX
Class I Shares: ETFWX

each a series of Stadion Investment Trust.

1061 CLIFF DAWSON ROAD
WATKINSVILLE, GEORGIA 30677

1-866-383-7636

This Statement of Additional Information is not a prospectus but should be read in conjunction with the Combined Prospectus/Proxy Statement dated _____________, 2016 (the “Combined Prospectus/Proxy Statement”) for the Stadion Managed Risk 100 Fund (the “Target Fund”) and the Stadion Tactical Defensive Fund (the “Survivor Fund”), each a series of the Stadion Investment Trust (the “Trust”).  The Target Fund and the Survivor Fund are sometimes each referred to separately as a “Fund”, and together as the “Funds”. Copies of the Combined Prospectus/Proxy Statement may be obtained at no charge by writing to the Stadion Funds, c/o ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 or by calling 1-866-383-7636.  Unless otherwise indicated, capitalized terms used in this Statement of Additional Information and not otherwise defined have the same meanings as are given to them in the Combined Prospectus/Proxy Statement.

This Statement of Additional Information contains information that may be of interest to shareholders of the Target Fund relating to the Reorganization, but that is not included in the Combined Prospectus/Proxy Statement.  As described in the Combined Prospectus/Proxy Statement, the Reorganization would involve the transfer of substantially all of the assets, and the assumption of the liabilities, of the Target Fund in exchange for shares of the Survivor Fund.  The Target Fund would distribute the Survivor Fund shares it receives to its shareholders in complete liquidation of the Target Fund.

The Funds will furnish, without charge, a copy of their most recent Annual Report and/or Semi-Annual Report.  Requests should be directed to Stadion Funds, c/o ALPS Fund Services, Inc., 1290 Broadway, Suite 1100, Denver, Colorado 80203 or by calling toll-free at 1-866-383-7636.

ADDITIONAL INFORMATION ABOUT THE FUNDS

Further information about the Survivor Fund and the Target Fund, each a series of the Trust, is contained in (and incorporated herein by reference to) the Funds’ Statement of Additional Information, dated September 28, 2016, as the same may be amended and/or supplemented from time to time.  Management’s discussion of the Funds’ performance, the Funds’ audited financial statements and the related report of the independent registered public accounting firm for the Funds is contained in the Funds’ Annual Report for the fiscal year ended May 31, 2016, each of which is incorporated in this Statement of Additional Information by reference.

Pro Forma Financial Information
(Unaudited)

The unaudited pro forma financial information set forth below is for informational purposes only and does not purport to be indicative of the financial condition that actually would have resulted if the Reorganization had been consummated as of May 31, 2016. These pro forma numbers have been estimated in good faith based on information regarding the Target Fund and Survivor Fund as of May 31, 2016, using the fees and expenses information as shown in the Proxy Statement/Prospectus. The unaudited pro forma financial information should be read in conjunction with the historical financial statements of the Target Fund and Survivor Fund, which are available in their annual and semi-annual shareholder reports.

Stadion Managed Risk 100 Fund
Stadion Tactical Defensive Fund
Pro Forma Financial Information, May 31, 2016

1. BASIS OF COMBINATION

The unaudited Pro Forma financial information has been prepared to give effect to the proposed Reorganization of the Target Fund into the Survivor Fund pursuant to a Plan of Reorganization and Termination as of the beginning of the period as indicated below in the table.

12 Month Period
Target Fund	Surviving Fund	Ended
Stadion Managed Risk 100 Fund	Stadion Tactical Defensive Fund	May 31, 2016

The Reorganization will be accounted for as a tax-free reorganization of investment companies; therefore, no gain or loss will be recognized by the Survivor Fund or its shareholders as a result of the Reorganization. The Target Fund and the Survivor Fund are series of a registered open-end management investment company that issues shares in separate series. The Reorganization would be accomplished by the acquisition of substantially all of the Target Fund’s assets and the assumption of substantially all of the liabilities by the Survivor Fund in exchange for shares of the Survivor Fund and the distribution of such shares to Target Fund shareholders in complete liquidation of the Target Fund. The table below shows the shares that Target Fund shareholders would have received if the Reorganization were to have taken place on May 31, 2016.

Shares Exchanged
Class A	4,047,832
Class C	2,290,666
Class I	2,199,662

2. NET ASSETS

The table below shows the net assets of the Target Fund and the Survivor Fund and Pro Forma combined net assets, assuming all the Reorganization was completed as of May 31, 2016.

2

	Target Fund	Survivor Fund	Combined Fund Pro Forma
Class A	$44,832,151	$18,725,929	$63,558,080
Class C	24,017,007	9,679,938	33,696,945
Class I	24,702,538	12,703,235	37,405,773
Total	93,551,696	41,109,102	134,660,798

3. PRO FORMA ADJUSTMENTS

The table below reflects adjustments to expenses needed to the pro forma combined Fund as if the Reorganization had taken place on May 31, 2016. The pro forma information has been derived from the books and records used in calculating daily net asset values of the Target Fund and the Survivor Fund and have been prepared in accordance with accounting principles generally accepted in the United States of America which requires management to make estimates and assumptions that affect this information. Actual results could differ from those estimates.

Increase (decrease)
Expense Category	in expense
Advisory fees (1)	$(70,795)
Custody fees (2)	(8,457)
Professional fees (3)	(32,150)
Miscellaneous fees (4)	(44,596)
State registration fees - (5)	(41,788)

(1)	Adjustment reflects effect of management fee breakpoints.
(2)	Custody fees were reduced to eliminate the effects of duplicative fees.
(3)	Professional fees were reduced to eliminate the effects of duplicative fees for audit and legal services.
(4)	Miscellaneous fees were reduced to eliminate the effects of duplicative fees for other services, including Transfer Agent and NASDAQ Listing Fees.
(5)	State registration fees were reduced to eliminate the effect of duplicative states in which the funds are registered.

4. REORGANIZATION COSTS

The Reorganization costs (whether or not the Reorganization is consummated) will be borne by Stadion Money Management, LLC.  The total amount of such expenses for the Reorganization is estimated to be approximately $78,994.

5. RELATED PARTIES

Investment advisory services are provided by Stadion Money Management, LLC (the “Adviser”), a Delaware limited liability company registered as an investment adviser with the Securities and Exchange Commission (the “SEC”). The Adviser is controlled by certain investment entities controlled and managed by TA Associates, Inc. (“TA”). A change in control of the Adviser occurred on June 30, 2011 upon completion of a transaction with TA whereby certain investment entities controlled and managed by TA acquired in the aggregate, a 54.4% interest in the Adviser. Prior to June 30, 2011, the Adviser was controlled by Timothy A. Chapman, majority shareholder of the member then controlling the Adviser, Stadion Money Management, Inc. (“Stadion Inc.”). Prior to April 12, 2011, Stadion Inc. had been the investment adviser of the Defensive Fund and the Managed Fund since their inception. Stadion Inc. transferred to the Adviser substantially all of its investment advisory business, including its investment advisory agreements with the Funds, in a transfer not considered an “assignment” under the 1940 Act before the Adviser commenced management of the Defensive Fund and the Managed Fund on April 12, 2011. Mr. Chapman is a co-founder of Stadion Inc. and was also a co-founder and Vice President of MurphyMorris Money Management Co., a former investment advisory firm and affiliate of the Adviser that managed the MurphyMorris ETF Fund, a mutual fund that merged with and into the Defensive Fund in June 2005.

3

Investment Advisory Agreements
Each Fund’s investments are managed by the Advisor under the terms of an Investment Advisory Agreement (the “Advisory Agreements”). Under the Advisory Agreements, each Fund has agreed to pay the Advisor an investment advisory fee at an annual rate of 1.25% of its average daily net assets up to $150 million and 1.00% of such assets over $150 million.

The Advisor has entered into an Expense Limitation Agreement with respect to each Fund, under which it has agreed to waive its fees and to assume other expenses of the Funds, if necessary, in an amount that limits the annual operating expenses of Class A shares, Class C shares and Class I shares of the Funds (exclusive of interest, taxes, brokerage commissions, extraordinary expenses, Acquired Fund Fees and Expenses and payments, if any, under the Rule 12b-1 Plan) to not more than 1.70% of the average daily net assets allocable to each Class until October 1, 2016. Accordingly, during the year ended May 31, 2016, the Advisor waived fees and reimbursed expenses as follows:

	Target Fund	Survivor Fund
Total waivers and reimbursements	$0	$17,014

It is expected that the Expense Limitation Agreements will continue from year-to-year, provided such continuance is approved by the Trustees.

The Chief Compliance Officer of the Trust is an employee of the Advisor. Effective July 15, 2013, the Trust reimburses the Advisor 50% of the employee’s annual base salary for the services provided by the Chief Compliance Officer of the Trust. Prior to July 15, 2013, the Trust reimbursed the Advisor $82,500 annually for services provided by the Chief Compliance Officer of the Trust. Each Fund bears a proportionate share of this fee based on an allocation approved by the Trustees.

Certain Trustees and officers of the Trust are also officers of the Advisor.

Fund Accounting and Administration Agreement
ALPS Fund Services, Inc. (“ALPS” and the “Administrator”) provides administrative, fund accounting and other services to the Funds under the Administration, Bookkeeping and Pricing Services Agreement with the Trust.

Transfer Agent and Shareholder Services Agreement
ALPS serves as transfer, dividend paying and shareholder servicing agent for the Funds (the “Transfer Agent”) under a Transfer Agency and Services Agreement with the Trust.

Distribution Plan
The Trust has adopted plans of distribution (the “Plans”) pursuant to Rule 12b‐1 under the 1940 Act that permit Class A and Class C shares of each Fund to directly incur or reimburse the Funds’ principal underwriter for certain expenses related to the distribution of its shares. The annual limitation for payment of expenses pursuant to the Plans is 0.25% of each Fund’s average daily net assets attributable to Class A shares and 1.00% of each Fund’s average daily net assets attributable to Class C shares. The Trust has not adopted a plan of distribution with respect to Class I shares. The expenses of the Plans are reflected as distribution fees in the Statement of Operations of the Funds.

Distribution Agreement
ALPS Distributors, Inc. (“ADI” or the “Distributor”) acts as the distributor of the Funds’ shares pursuant to a Distribution Agreement with the Trust. Under the terms of a Distribution Agreement with the Trust, the Distributor provides distribution services to the Trust and serves as principal underwriter to the Funds. ADI receives no compensation from the Funds.

4

6. ACCOUNTING ESTIMATES

The preparation of the Pro Forma Financial Statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the Pro Forma Financial Statements and the amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

7. ACCOUNTING SURVIVOR

The Survivor Fund will be the accounting survivor.  The surviving fund will have the portfolio managers, investment objective, investment strategy and policies/restrictions of the Survivor Fund.

8. CAPITAL LOSS CARRYFORWARDS

As of May 31, 2016, the Target Fund and Survivor Fund had short-term capital loss carryforwards for federal income tax purposes of $44,695,185 and $103,826, respectively, which do not expire. These capital loss carryforwards may be utilized in future years to offset net realized capital gains, if any, prior to distributing such gains to shareholders.
5

PART C

OTHER INFORMATION

ITEM 15.	Indemnification

Under Delaware statutes, Section 3817 of the Treatment of Delaware Statutory Trusts empowers Delaware business trusts to indemnify and hold harmless any trustee or beneficial owner or other person from and against any and all claims and demands whatsoever, subject to such standards and restrictions as may be set forth in the governing instrument of the statutory trust. The Registrant's Trust Instrument contains the following provisions:

“Article VII. Section 2. Indemnification and Limitation of Liability. The Trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent, employee, Manager or Principal Underwriter of the Trust, nor shall any Trustee be responsible for the act or omission of any other Trustee, and, as provided in Section 3 of this Article VII, the Trust out of its assets shall indemnify and hold harmless each and every Trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses, and damages whatsoever arising out of or related to such Trustee's performance of his or her duties as a Trustee or officer of the Trust; provided that nothing herein contained shall indemnify, hold harmless or protect any Trustee or officer from or against any liability to the Trust or any Shareholder to which he or she would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office.

Every note, bond, contract, instrument, certificate or undertaking and every other act or thing whatsoever issued, executed or done by or on behalf of the Trust or the Trustees or any of them in connection with the Trust shall be conclusively deemed to have been issued, executed or done only in or with respect to their or his or her capacity as Trustees or Trustee, and such Trustees or Trustee shall not be personally liable thereon.

Article VII. Section 3. Indemnification.

(a) Subject to the exceptions and limitations contained in Subsection (b) below:

(i) every person who is, or has been, a Trustee or an officer, employee or agent of the Trust (including any individual who serves at its request as director, officer, partner, trustee or the like of another organization in which it has any interest as a shareholder, creditor or otherwise) ("Covered Person") shall be indemnified by the Trust or the appropriate Series to the fullest extent permitted by law against liability and against all expenses reasonably incurred or paid by him in connection with any claim, action, suit or proceeding in which he becomes involved as a party or otherwise by virtue of his being or having been a Covered Person and against amounts paid or incurred by him in the settlement thereof; and

(ii) as used herein, the words "claim," "action," "suit" or "proceeding" shall apply to all claims, actions, suits or proceedings (civil, criminal or other, including appeals), actual or threatened, and the words "liability" and "expenses" shall include, without limitation, attorneys, fees, costs, judgments, amounts paid in settlement, fines, penalties and other liabilities.

(b) No indemnification shall be provided hereunder to a Covered Person:

(i) who shall have been adjudicated by a court or body before which the proceeding was brought (A) to be liable to the Trust or its Shareholders by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office, or (B) not to have acted in good faith in the reasonable belief that his action was in the best interest of the Trust; or (ii) in the event the matter is not adjudicated by a court or other appropriate body, unless there has been a determination that such Covered Person did not engage in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office: by at least a majority of those Trustees who are neither Interested Persons of the Trust nor are parties to the matter based upon a review of readily available facts (as opposed to a full trial-type inquiry), or by written opinion of independent legal counsel based upon a review of readily available facts (as opposed to a full trial-type inquiry).

(c) The rights of indemnification herein provided may be insured against by policies maintained by the Trust, shall be severable, shall not be exclusive of or affect any other rights to which any Covered Person may now or hereafter be entitled, and shall inure to the benefit of the heirs, executors and administrators of a Covered Person.

(d) To the maximum extent permitted by applicable law, expenses incurred in defending any proceeding may be advanced by the Trust before the disposition of the proceeding upon receipt of an undertaking by or on behalf of such Covered Person that such amount will be paid over by him to the Trust or applicable Series if it is ultimately determined that he is not entitled to indemnification under this Section; provided, however, that either a majority of the Trustees who are neither Interested Persons of the Trust nor parties to the matter, or independent legal counsel in a written opinion, shall have determined, based upon a review of readily available facts (as opposed to a full trial-type inquiry) that there is reason to believe that such Covered Person will not be disqualified from indemnification under this Section.

(e) Any repeal or modification of this Article VII by the Shareholders, or adoption or modification of any other provision of the Declaration or By-laws inconsistent with this Article, shall be prospective only, to the extent that such repeal, or modification would, if applied retrospectively, adversely affect any limitation on the liability of any Covered Person or indemnification available to any Covered Person with respect to any act or omission which occurred prior to such repeal, modification or adoption.”

The Investment Advisory Agreements with the Adviser provide that the Adviser shall not be liable for any error of judgment or for any loss suffered by the Registrant in connection with the matters to which the Agreement relates, except a loss resulting from a breach of fiduciary duty with respect to receipt of compensation for services as defined in the Agreement (in which case any award of damages shall be limited to the period and the amount set forth in Section 36(b)(3) of the Investment Company Act of 1940) or a loss resulting from willful misfeasance, bad faith, or gross negligence on its part in the performance of, or from reckless disregard by it of its obligations and duties under, the Agreement. The Investment Advisory Agreements further provide that the Adviser shall have no responsibility or liability for the accuracy or completeness of the Registrant's registration statement under the Investment Company Act of 1940 or the Securities Act of 1933, except for information supplied by the Adviser for inclusion therein, and that the Registrant agrees to indemnify the Adviser to the full extent permitted by the Registrant's Trust Instrument.

The Distribution Agreement with the Distributor provides that In the absence of willful misfeasance, bad faith, negligence, or reckless disregard by the Distributor in the performance of its duties, obligations, or responsibilities set forth in the Distribution Agreement, the Distributor and its affiliates, including their respective officers, directors, agents, and employees, shall not be liable for, and the Registrant agrees to indemnify, defend and hold harmless such persons from, all taxes, charges, expenses, assessments, claims, and liabilities (including, without limitation, attorneys’ fees and disbursements and liabilities arising under applicable federal and state laws) arising directly or indirectly from the following:

(i)             the inaccuracy of factual information furnished to the Distributor by the Registrant (other than from an employee or other affiliated person of the Distributor who may otherwise be an authorized representative or agent of the Registrant) or the Registrant’s investment adviser, custodians, or other service providers;

(ii)             any untrue statement of a material fact or omission of a material fact required to be stated or necessary in order to make the statements not misleading under the 1933 Act, the 1940 Act, or any other statute or the common law, in any registration statement, prospectus, statement of additional information, shareholder report, or other information filed or made public by the Registrant (as amended from time to time), except to the extent the statement or omission was made in reliance upon, and in conformity with, information furnished to the Registrant by or on behalf of the Distributor;

(iii)             any error of judgment or mistake of law or for any loss suffered by the Registrant in connection with the matters to which the Distribution Agreement relates;

(iv)            losses, delays, failure, errors, interruption or loss of data occurring directly or indirectly by reason of circumstances beyond its reasonable control, including without limitation, acts of God, action or inaction of civil or military authority, war, terrorism, riot, fire, flood, sabotage, labor disputes, elements of nature, or non-performance by a third party; provided, however, the Distributor uses its good faith efforts to perform its obligations under the Distribution Agreement;

(v)            the Distributor’s reliance on any instruction, direction, notice, instrument or other information that the Distributor reasonably believes in good faith to be genuine;

(vi)            loss of data or service interruptions caused by equipment failure beyond the Distributor reasonable control; provided, however, the Distributor uses its good faith efforts to perform its obligations under the Distribution Agreement; or

(vii)            any other action or omission to act which the Distributor takes in connection with the provision of services to the Registrant.

Notwithstanding any of the foregoing, the Distributor shall not be indemnified, defended or held harmless for any losses or expenses arising directly or indirectly out of the Distributor’s own or its affiliates’ willful misfeasance, bad faith, negligence or reckless disregard in the performance of its duties, obligations or responsibilities set forth in the Distribution Agreement. The Registrant maintains a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy provides coverage to the Registrant and its Trustees and officers, as well as the Adviser. Coverage under the policy generally includes losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty, with exceptions.

ITEM 16.	Exhibits

(1)	Amended and Restated Agreement and Declaration of Trust for Stadion Investment Trust – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 filed on June 5, 2009.

(2)	Amended and Restated By-Laws for the Registrant – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 17 filed on June 5, 2009.

(3)	Not applicable.

(4)
Form of Agreement and Plan of Reorganization and Termination between the Registrant, on behalf of itself, the Stadion Managed Risk 100 Fund and the Stadion Tactical Defensive Fund, filed herewith as Exhibit A to the Proxy Statement.

(5)	Articles III and V of the Trust Instrument, Exhibit (1), define the rights of holders of the securities being registered. (Certificates for shares are not issued.)

(6)
Investment Advisory Agreement between the Registrant and the Advisor, as advisor for the Stadion Managed Risk 100 Fund (formerly known as the Stadion Managed Portfolio and the Stadion Managed Fund) – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 filed on August 31, 2011; Investment Advisory Agreement between the Registrant and the Advisor, as advisor for the Stadion Tactical Defensive Fund (formerly known as the Stadion Core Advantage Portfolio and the Stadion Core Advantage Fund) – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 filed on August 31, 2011; Investment Advisory Agreement between the Registrant and the Advisor, as advisor for the Stadion Defensive International Fund (formerly known as the Stadion Olympus Fund) – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 filed on August 2, 2012; Investment Advisory Agreement between the Registrant and the Advisor, as advisor for the Stadion Trilogy Alternative Return Fund (formerly known as the Stadion Trilogy Fund) – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 filed on August 2, 2012; Investment Advisory Agreement between the Registrant and the Advisor, as advisor for the Stadion Alternative Income Fund (formerly known as the Stadion Tactical Income Fund) – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 filed on January 11, 2013; Investment Advisory Agreement between the Registrant and the Advisor, as advisor for the Stadion Tactical Growth Fund (formerly known as the Station Market Opportunity Fund) – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 34 filed on September 27, 2013; and Amendment to Investment Advisory Agreement between the Registrant and the Adviser, as adviser for the Stadion Alternative Income Fund (formerly known as the Stadion Tactical Income Fund, the “Income Fund”) – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 42 filed on April 30, 2015.

(7)
Distribution Agreement between the Registrant and ALPS Distributors, LLC – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 34 filed on September 27, 2013; Form of Amendment to Distribution Agreement between the Registrant and ALPS Distributors, LLC, filed herewith.

(8)	Not Applicable.

(9)
Custody Agreement between the Registrant and U.S. Bank, N.A. – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 15 filed on September 28, 2007; Second Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A. – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 22 filed on September 28, 2010; Third Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A. – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 22 filed on September 28, 2010; Fourth Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A. – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 filed on August 2, 2012; Fifth Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A. – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 filed on January 11, 2013; Sixth Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A. – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 32 filed on March 27, 2013; Seventh Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A. – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 34 filed on September 27, 2013; Form of Eighth Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A., filed herewith.

(10)(a)
Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 for the Stadion Managed Risk 100 Fund – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 filed on July 29, 2009; Amended and Restated Plan of Distribution Pursuant to Rule 12b-1 for the Stadion Tactical Defensive Fund – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 18 filed on July 29, 2009; Plan of Distribution Pursuant to Rule 12b-1 for the Stadion Defensive International Fund – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 filed on August 2, 2012; Plan of Distribution Pursuant to Rule 12b-1 for the Stadion Trilogy Alternative Return Fund – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 filed on August 2, 2012; Plan of Distribution Pursuant to Rule 12b-1 for the Stadion Alternative Income Fund – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 31 filed on January 11, 2013; Plan of Distribution Pursuant to Rule 12b-1 for the Stadion Tactical Growth Fund – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 34 filed on September 27, 2013.

(10)(b)	Rule 18f-3 Multi-Class Plan – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 28 filed on September 28, 2012.

(11)
Opinion and Consent of Kilpatrick Townsend & Stockton LLP (formerly known as Kilpatrick Stockton LLP) regarding the legality of securities registered with respect to the Registrant – Incorporated herein by reference to Registrant's Pre-Effective Amendment No. 1 filed on June 27, 2003.

(12)	Form of opinion of Kilpatrick Townsend and Stockton LLP regarding certain tax matters, filed herewith.

(13)(a)
Expense Limitation Agreement between the Registrant and the Advisor for the Stadion Managed Risk 100 Fund – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 filed on August 31, 2011; Expense Limitation Agreement between the Registrant and the Advisor for the Stadion Tactical Defensive Fund – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 23 filed on August 31, 2011; Expense Limitation Agreement between the Registrant and the Advisor for the Stadion Defensive International Fund – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 filed on August 2, 2012; Expense Limitation Agreement between the Registrant and the Advisor for the Stadion Trilogy Alternative Return Fund – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 27 filed on August 2, 2012; Expense Limitation Agreement between the Registrant and the Advisor for the Stadion Alternative Income Fund – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 32 filed on March 27, 2013; Expense Limitation Agreement between the Registrant and the Advisor for the Stadion Tactical Growth Fund – Incorporated herein by reference to Registrant's Post-Effective Amendment No. 42 filed on April 30, 2015.

13(b)
Administration, Bookkeeping and Pricing Services Agreement between the Registrant and ALPS Fund Services, Inc. – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 34 filed on September 27, 2013; Form of Amendment to Administration, Bookkeeping and Pricing Services Agreement between the Registrant and ALPS Fund Services, Inc., filed herewith.

13(c)
Transfer Agency and Services Agreement between the Registrant and ALPS Fund Services, Inc. – Incorporated herein by reference to Registrant’s Post-Effective Amendment No. 34 filed on September 27, 2013; Form of Amendment to Transfer Agency and Services Agreement between the Registrant and ALPS Fund Services, Inc., filed herewith.

(14)(a)	Consent of Independent Registered Public Accounting Firm for Registrant, filed herewith.

(15)	Not Applicable.

(16)	Powers of Attorney, filed herewith.

(17)	Form of Proxy Card relating to the Special Meeting of Shareholders, filed herewith.

ITEM 17.	Undertakings.

(1)    The undersigned Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)     The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)    The undersigned registrant undertakes to file a post-effective amendment to this registration statement upon the closing of the Reorganization described in this Registration Statement that contains a final opinion of counsel supporting the tax matters discussed in this Registration Statement.

SIGNATURES

As required by the Securities Act of 1933, this Registration Statement has been signed on behalf of the Registrant in the City of Watkinsville and State of Georgia on this 23rd day of December 2016.

STADION INVESTMENT TRUST

By:	/s/ Judson P. Doherty
Judson P. Doherty, President/Chief Executive Officer

Pursuant to the requirements of the Securities Act, this Registration Statement has been signed below by the following persons in the capacities and on the date indicated.

Judson P. Doherty	December 23, 2016
President/Chief Executive Officer	Date

Duane L. Bernt	December 23, 2016
Treasurer/Chief Financial Officer	Date

Gregory L. Morris,*	December 23, 2016
Chairman of the Board	Date

James M. Baker*	December 23, 2016
Trustee	Date

Norman A. McLean*	December 23, 2016
Trustee	Date

Ronald C. Baum*	December 23, 2016
Trustee	Date

*By:	Judson P. Doherty	December 23, 2016
	Judson P. Doherty, Attorney-in-Fact	Date

EXHIBIT INDEX

The following exhibits are filed as part of this Registration Statement:

Exhibit No.	Description

(4)
Form of Agreement and Plan of Reorganization and Termination between the Registrant, on behalf of itself, the Stadion Managed Risk 100 Fund and the Stadion Tactical Defensive Fund, filed herewith as Exhibit A to the Proxy Statement.

(7)	Form of Amendment to Distribution Agreement between the Registrant and ALPS Distributors, LLC.

(9)	Form of Eighth Amendment to Custody Agreement between the Registrant and U.S. Bank, N.A.

(12)	Form of opinion of Kilpatrick Townsend and Stockton LLP regarding certain tax matters.

(13)(b)	Form of Amendment to Administration, Bookkeeping and Pricing Services Agreement between the Registrant and ALPS Fund Services, Inc.

(13)(c)	Form of Amendment to Transfer Agency and Services Agreement between the Registrant and ALPS Fund Services, Inc.

(14)(a)	Consent of Independent Registered Public Accounting Firm for Registrant.

(16)	Powers of Attorney.

(17)	Form of Proxy Card relating to the Special Meeting of Shareholders.